UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	Stathy Darcy, Assistant Secretary,
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2008
DATE OF REPORTING PERIOD: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2008 (UNAUDITED)
CALAMOS GROWTH FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

Common Stocks (97.0%)

	Consumer Discretionary (16.4%)
2,700,000	Amazon.com, Inc.#^	$209,790,000
3,300,000	Apollo Group, Inc.#^	263,142,000
750,000	Bally Technologies, Inc.#^	35,730,000
850,000	BorgWarner, Inc.	43,018,500
1,500,000	Burger King Holdings, Inc.^	39,525,000
400,000	Chipotle Mexican Grill, Inc.#	48,696,000
1,900,000	Crocs, Inc.#	66,101,000
800,000	Ctrip.com International, Ltd.	36,528,000
225,000	Deckers Outdoor Corp.#^	27,279,000
1,950,000	Discovery Holding Company#	45,279,000
750,000	Dollar Tree Stores, Inc.#^	21,007,500
731,700	Dreamworks Animation SKG, Inc.#^	17,890,065
1,000,000	Expedia, Inc.#^	23,020,000
2,740,000	Focus Media Holding, Ltd.#^	131,657,000
1,200,000	Fossil, Inc.#^	40,776,000
3,400,000	GameStop Corp.#^	175,882,000
2,500,000	Garmin, Ltd.	180,375,000
2,764,900	Guess?, Inc.	103,158,419
500,000	ITT Educational Services, Inc.#^	45,675,000
600,000	Life Time Fitness, Inc.#^	26,604,000
645,200	LKQ Corp.#^	11,542,628
5,458,120	Nike, Inc.	337,093,491
554,300	Priceline.com, Inc.#^	60,152,636
969,000	Sotheby’s Holdings, Inc.^	30,106,830
273,000	Strayer Education, Inc.^	47,114,340
900,000	Tim Hortons, Inc.^	30,825,000
1,200,000	Urban Outfitters, Inc.#^	34,800,000
800,000	Warnaco Group, Inc.#^	28,712,000
550,000	Wynn Resorts, Ltd.^	63,239,000
2,450,000	Yum! Brands, Inc.^	83,692,000

		2,308,411,409

	Consumer Staples (1.6%)
3,870,000	Coca-Cola Company^	228,987,900

	Energy (7.6%)
800,000	Apache Corp.	76,352,000
600,000	Bristow Group, Inc.#^	30,210,000
2,200,000	Cameron International Corp.#^	88,572,000
600,000	Core Laboratories NV#^	67,620,000
350,000	Diamond Offshore Drilling, Inc.^	39,525,500
1,109,200	FMC Technologies, Inc.#^	53,419,072
700,000	Forest Oil Corp.#^	31,654,000
2,300,000	Halliburton Company^	76,291,000
1,800,000	National Oilwell Varco, Inc.#^	108,414,000
1,100,000	Oceaneering International, Inc.#^	63,338,000
4,200,000	Smith International, Inc.^	227,682,000
700,000	Southwestern Energy Company#^	39,137,000
1,329,240	Transocean, Inc.#^	162,964,824

		1,065,179,396

	Financials (5.0%)
1,400,000	Ameriprise Financial, Inc.	77,434,000
2,500,000	Aon Corp.	108,800,000
250,000	BlackRock, Inc.^	55,275,000
700,000	Eaton Vance Corp.	26,089,000
950,000	Intercontinentalexchange, Inc.#^	132,962,000
1,802,900	NASDAQ Stock Market, Inc.#^	83,420,183
850,000	Prudential Financial, Inc.	71,714,500
2,300,000	T. Rowe Price Group, Inc.^	116,357,000

Number of
Shares		Value

900,000	Waddell & Reed Financial, Inc.^	$29,862,000

		701,913,683

	Health Care (11.2%)

650,000	Amedisys, Inc.#^	27,709,500
540,000	ArthroCare Corp.#^	21,616,200
1,500,000	Becton, Dickinson & Company^	129,795,000
1,200,000	Biogen Idec, Inc.#^	73,140,000
1,300,000	BioMarin Pharmaceutical, Inc.#^	48,178,000
4,200,000	Celgene Corp.#^	235,662,000
450,000	Charles River Laboratories#^	27,945,000
1,400,000	Express Scripts, Inc.#^	94,486,000
975,000	Gen-Probe, Inc.#^	55,721,250
10,150,000	Gilead Sciences, Inc.#^	463,753,500
550,000	Health Net, Inc.#	25,569,500
550,000	Hologic, Inc.#^	35,398,000
550,000	IDEXX Laboratories, Inc.#^	31,003,500
2,200,000	Immucor, Inc.#^	63,448,000
100,000	Intuitive Surgical, Inc.#^	25,400,000
750,000	Inverness Medical Innovations, Inc.#^	33,787,500
2,500,000	Millennium Pharmaceuticals, Inc.#^	37,925,000
800,000	Mindray Medical International, Ltd.^	27,280,000
500,000	Pediatrix Medical Group, Inc.#^	34,045,000
800,000	Psychiatric Solutions, Inc.#^	24,136,000
1,650,000	Warner Chilcott, Ltd.#^	27,967,500
622,000	Waters Corp.#^	35,733,900

		1,579,700,350

	Industrials (13.5%)
1,000,000	AAR Corp.#^	29,460,000
700,000	AGCO Corp.#^	42,154,000
340,000	Alliant Techsystems, Inc.#^	35,989,000
1,500,000	Ametek, Inc.	66,060,000
900,000	Barnes Group, Inc.^	23,985,000
1,208,800	BE Aerospace, Inc.#^	46,671,768
650,000	Belden CDT, Inc.^	27,495,000
550,000	C.H. Robinson Worldwide, Inc.^	30,547,000
1,607,842	Corrections Corporation of America#^	42,672,127
600,000	CSX Corp.^	29,088,000
1,000,000	Cummins, Inc.	48,280,000
700,000	Curtiss-Wright Corp.^	29,190,000
350,000	Diana Shipping, Inc.^	10,328,500
735,000	Donaldson Company, Inc.^	30,796,500
675,000	Dun & Bradstreet Corp.^	62,086,500
300,000	Eaton Corp.	24,828,000
330,000	First Solar, Inc.#^	59,984,100
300,000	Flowserve Corp.^	24,636,000
499,000	Fluor Corp.^	60,713,330
900,000	General Cable Corp.#^	52,209,000
2,000,000	GrafTech International, Ltd.#^	30,100,000
3,250,000	Honeywell International, Inc.^	191,977,500
1,000,000	IHS, Inc.#^	61,940,000
600,000	JA Solar Holdings Co., Ltd.#^	30,498,000
841,000	Jacobs Engineering Group, Inc.#^	64,286,040
750,000	Kennametal, Inc.	22,972,500
1,869,700	Manitowoc Company, Inc.^	71,272,964
507,327	Manpower, Inc.^	28,542,217
2,100,000	Navios Maritime Holdings, Inc.^	24,234,000
460,000	Perini Corp.#^	16,077,000
655,000	Precision Castparts Corp.^	74,539,000
See accompanying Notes to Schedule of Investments

CALAMOS GROWTH FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

1,200,000	Rockwell Collins, Inc.	$75,840,000
300,000	SPX Corp.^	30,180,000
500,000	Stericycle, Inc.#^	29,630,000
1,000,000	SunPower Corp.#	69,090,000
600,000	Teledyne Technologies, Inc.#^	30,978,000
1,500,000	Textron, Inc.^	84,075,000
650,000	TransDigm Group, Inc.#^	26,897,000
1,812,820	United Technologies Corp.^	133,079,116
350,000	W.W. Grainger, Inc.^	27,849,500

		1,901,231,662

	Information Technology (35.3%)
1,336,000	Amphenol Corp.^	53,359,840
425,000	Anixter International, Inc.#^	29,775,500
900,000	Ansys, Inc.#^	31,419,000
3,900,000	Apple, Inc.#^	527,904,000
2,000,000	Aspen Technology, Inc.#^	28,100,000
2,000,000	Atheros Communications, Inc.#^	54,620,000
1,600,000	Autodesk, Inc.#^	65,840,000
2,400,000	Avnet, Inc.#^	85,464,000
575,000	Baidu.com, Inc.#^	160,971,250
4,500,000	Brocade Communications Systems, Inc.#^	31,005,000
725,000	Cabot Microelectronics Corp.#^	25,070,500
6,050,000	Cisco Systems, Inc.#^	148,225,000
1,100,000	CommScope, Inc.#^	48,785,000
900,000	Diodes, Inc.#^	20,835,000
1,003,300	Dolby Laboratories, Inc.#	43,232,197
2,500,000	eBay, Inc.#^	67,225,000
2,150,000	Electronic Arts, Inc.#^	101,845,500
13,600,000	EMC Corp.#^	215,832,000
600,000	Equinix, Inc.#^	45,318,000
1,000,000	FactSet Research Systems Inc.^	55,930,000
3,000,000	FLIR Systems, Inc.#^	90,840,000
3,500,000	Foundry Networks, Inc.#^	48,300,000
1,080,000	Google, Inc.#^	609,444,000
800,000	Hewitt Associates, Inc.#^	29,736,000
1,600,000	Hewlett-Packard Company^	70,000,000
2,676,000	Juniper Networks, Inc#^	72,653,400
1,600,000	MEMC Electronic Materials, Inc.#^	114,336,000
700,000	Mettler-Toledo International, Inc.#^	69,510,000
500,000	Micros Systems, Inc.#^	30,790,000
2,550,000	Microsoft Corp.	83,130,000
3,500,000	NCR Corp.#^	75,180,000
1,370,000	NETGEAR, Inc.#^	36,524,200
2,800,000	Nintendo Company, Ltd.	174,465,200
5,457,000	Nokia Corp.	201,636,150
4,700,000	Nuance Communications, Inc.#^	74,683,000
3,500,000	NVIDIA Corp.#^	86,065,000
9,100,000	Oracle Corp.#^	187,005,000
1,200,000	Plexus Corp.#^	27,108,000
4,000,000	PMC-Sierra, Inc.#^	18,760,000
4,200,000	Research In Motion, Ltd.#^	394,296,000
700,000	Rofin-Sinar Technologies, Inc.#^	29,757,000
1,700,000	Shanda Interactive Entertainment, Ltd.#	46,733,000
800,000	Sigma Designs, Inc.#^	36,176,000
1,750,000	Sina Corp.#^	69,475,000
1,980,000	SiRF Technology Holdings, Inc.#^	30,313,800
1,800,000	Synopsys, Inc.#	39,636,000
3,500,000	Teradata Corp.#^	83,370,000

Number of
Shares		Value

2,700,000	ValueClick, Inc.#^	$58,941,000
2,850,000	Varian Semiconductor Equipment Associates, Inc.#^	91,798,500
1,860,000	Verigy, Ltd.#	38,836,800
1,200,000	Vistaprint, Ltd#^	44,652,000
350,000	Vmware, Inc.#^	19,827,500
1,250,000	Western Digital Corp.#^	33,062,500

		4,957,797,837

	Materials (3.1%)
1,400,000	Agrium, Inc.	90,188,000
340,000	Air Products and Chemicals, Inc.^	30,606,800
520,000	CF Industries Holdings, Inc.^	55,603,600
325,000	Cleveland-Cliffs, Inc.	33,098,000
500,000	Lubrizol Corp.	26,305,000
600,000	Mosaic Company#^	54,606,000
650,000	Owens-Illinois, Inc.#	32,760,000
400,000	Praxair, Inc.^	32,364,000
600,000	Steel Dynamics, Inc.^	31,290,000
1,125,000	Terra Industries, Inc.#^	50,703,750

		437,525,150

	Telecommunication Services (3.3%)
2,825,000	America Movil, SA de CV	169,245,750
1,700,000	China Mobile, Ltd.^	128,520,000
1,600,000	Millicom International Cellular, SA#^	169,504,000

		467,269,750

	TOTAL COMMON STOCKS (Cost $11,661,212,304)	13,648,017,137

Number of
Contracts		Value

Options (1.1%)
	Financials (1.1%)
	PowerShares QQQ#
300,000	Put, 03/22/08, Strike $49.00	134,700,000

50,000	Put, 03/22/08, Strike $50.00	26,625,000

	TOTAL OPTIONS (Cost $54,717,460)	161,325,000

Number of
Shares		Value

Investment in Affiliated Fund (2.1%)
293,892,506	Calamos Government Money Market Fund — Class I SharesΩ (Cost $293,892,506)	293,892,506

Investment of Cash Collateral for Securities on Loan (23.9%)
2,011,054,000	Bank of New York Institutional Cash Reserve Fund	2,011,054,000
See accompanying Notes to Schedule of Investments

CALAMOS GROWTH FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

1,358,000,000	Goldman Sachs Financial Square Prime Obligations Fund	$1,358,000,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $3,369,054,000)	3,369,054,000

TOTAL INVESTMENTS (124.1%) (Cost $15,378,876,270)		17,472,288,643

PAYABLE UPON RETURN OF SECURITIES LOANED (-23.9%)		(3,369,054,000)

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(29,630,180)

NET ASSETS (100.0%)		$14,073,604,463

NOTES TO SCHEDULE OF INVESTMENTS

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net purchases of $192,460,420 and received $2,069,852 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $101,432,086 of the affiliated fund.

#	Non-income producing security.

^	Security, or portion of security, is on loan.
Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

Convertible Bonds (37.0%)

	Consumer Discretionary (4.5%)
55,500,000	Amazon.com, Inc. 4.750%, 02/01/09	$62,576,250
16,000,000	Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	21,468,640
21,609,000	Best Buy Company, Inc. 2.250%, 01/15/22	25,390,575
24,300,000	Iconix Brand Group, Inc.* 1.875%, 06/30/12	24,208,875
31,419,000	Liberty Media Corp. (Time Warner)∞ 0.750%, 03/30/23	32,125,927
9,945,000	Priceline.com, Inc.* 0.750%, 09/30/13	27,323,888
56,040,000	Walt Disney Company^ 2.125%, 04/15/23	60,453,150

		253,547,305

	Consumer Staples (1.1%)
53,000,000	Archer Daniels Midland Company^ 0.875%, 02/15/14	64,660,000

	Energy (4.9%)
28,000,000	Hornbeck Offshore Services, Inc.^‡ 1.625%, 11/15/26	29,372,000
60,000,000	Pride International, Inc.^ 3.250%, 05/01/33 Schlumberger, Ltd.^	76,875,000
30,000,000	2.125%, 06/01/23	57,750,000
200,000	1.500%, 06/01/23	417,250
45,000,000	Superior Energy Services, Inc.*‡ 1.500%, 12/15/26 Transocean, Inc.	50,287,500
50,000,000	1.500%, 12/15/37	52,812,500
12,361,000	1.625%, 12/15/37^	13,118,111

		280,632,361

	Financials (2.3%)
66,100,000	Bank of America Corp. (Coca-Cola Company, Coach, Inc., Franklin Resources, Inc.)∞ 0.250%, 02/15/12	65,399,340
65,724,000	Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.)∞ 0.250%, 02/16/12	66,407,530

		131,806,870

	Health Care (8.3%)
30,000,000	AMERIGROUP Corp. 2.000%, 05/15/12	33,412,500
27,090,000	Beckman Coulter, Inc.* 2.500%, 12/15/36	30,340,800
31,500,000	Cubist Pharmaceuticals, Inc. 2.250%, 06/15/13	28,468,125
56,000,000	Genzyme Corp.^ 1.250%, 12/01/23	66,570,000

Principal
Amount		Value

77,000,000	Gilead Sciences, Inc.*^ 0.500%, 05/01/11	$102,217,500
79,300,000	Hologic, Inc.‡ 2.000%, 12/15/37	84,851,000
	Teva Pharmaceutical Industries, Ltd.
42,000,000	0.250%, 02/01/24	57,592,500
42,000,000	0.250%, 02/01/26	43,522,500
20,500,000	0.500%, 02/01/24^	25,855,625

		472,830,550

	Industrials (4.7%)
33,000,000	AGCO Corp. 1.250%, 12/15/36	54,862,500
72,000,000	L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	90,990,000
49,125,000	Lockheed Martin Corp.‡ 4.619%, 08/15/33	73,692,412
72,000,000	Roper Industries, Inc.‡ 1.481%, 01/15/34	50,850,000

		270,394,912

	Information Technology (11.2%)
48,908,000	Cadence Design Systems, Inc.*^ 1.500%, 12/15/13	42,183,150
28,730,000	Ciena Corp. 0.250%, 05/01/13	26,216,125
29,500,000	Cypress Semiconductor Corp.*^ 1.000%, 09/15/09	33,814,375
23,200,000	DST Systems, Inc. 4.125%, 08/15/23 EMC Corp.	36,424,000
62,000,000	1.750%, 12/01/11*	78,042,500
55,000,000	1.750%, 12/01/11^	69,231,250
22,000,000	Hutchinson Technology, Inc. 3.250%, 01/15/26	17,710,000
60,309,000	Intel Corp.^ 2.950%, 12/15/35	60,309,000
30,000,000	Lawson Software Americas, Inc.* 2.500%, 04/15/12	30,600,000
47,654,000	Nuance Communications, Inc.*^ 2.750%, 08/15/27	52,002,427
26,000,000	PMC-Sierra, Inc.^ 2.250%, 10/15/25	23,465,000
30,000,000	Red Hat, Inc. 0.500%, 01/15/24	30,300,000
	Skyworks Solutions, Inc.
10,000,000	1.500%, 03/01/12*	10,825,000
10,000,000	1.250%, 03/01/10*	11,062,500
4,670,000	1.500%, 03/01/12	5,055,275
4,670,000	1.250%, 03/01/10	5,166,188
5,847,000	SPSS, Inc.*^ 2.500%, 03/15/12	5,883,544
84,204,000	VeriSign, Inc.* 3.250%, 08/15/37	101,150,055

		639,440,389

	TOTAL CONVERTIBLE BONDS (Cost $1,953,569,110)	2,113,312,387

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

Synthetic Convertible Securities (1.8%)

	U.S. Government and Agency Securities (1.8%)

100,000,000	United States Treasury Notes^ 3.375%, 02/15/08	$100,086,000

Number of
Contracts		Value

	Options (0.0%)

	Information Technology (0.0%)
450	Apple, Inc.# Call, 01/17/09, Strike $190.00	437,625
1,900	Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	1,045,000

		1,482,625

	Telecommunication Services (0.0%)
1,045	America Movil, SA de CV# Call, 01/17/09, Strike $60.00	961,400

	Total Options	2,444,025

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $104,482,110)	102,530,025

Number of
Shares		Value

Convertible Preferred Stocks (6.0%)

	Consumer Staples (0.6%)
32,910	Bunge, Ltd. 5.125%	36,118,725

	Financials (2.7%)
305,165	Citigroup, Inc. 6.500%	16,593,347
4,100,000	MetLife, Inc. 6.375%	119,433,000
1,140,365	XL Capital, Ltd. 7.000%	19,545,856

		155,572,203

	Health Care (1.6%)
479,290	Schering-Plough Corp. 6.000%	91,827,171

	Materials (1.1%)
455,000	Freeport-McMoRan Copper & Gold, Inc.^ 6.750%	60,424,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $375,134,136)	343,942,099

Common Stocks (52.2%)

	Consumer Discretionary (7.4%)
1,025,100	Apollo Group, Inc.#^	81,741,474
585,000	ITT Educational Services, Inc.#^	53,439,750
4,650,000	News Corp., Class B^	90,396,000
2,140,000	Nike, Inc.	132,166,400

Number of
Shares		Value

2,215,830	Walt Disney Company^	$66,319,792

		424,063,416

	Consumer Staples (3.6%)
960,000	Coca-Cola Company	56,803,200
2,140,000	Heineken NV	59,567,756
798,225	PepsiCo, Inc.^	54,430,963
500,000	Procter & Gamble Company^	32,975,000

		203,776,919

	Energy (2.0%)
534,980	ENSCO International, Inc.^	27,348,178
908,835	Halliburton Company^	30,146,057
475,907	Transocean, Inc.#^	58,346,198

		115,840,433

	Financials (5.4%)
550,000	Ameriprise Financial, Inc.	30,420,500
2,355,729	Aon Corp.	102,521,326
700,000	Eaton Vance Corp.	26,089,000
399,004	Hartford Financial Services Group, Inc.^	32,227,553
800,096	Manulife Financial Corp.^	30,067,608
1,362,350	NASDAQ Stock Market, Inc.#^	63,035,934
497,100	T. Rowe Price Group, Inc.^	25,148,289

		309,510,210

	Health Care (5.5%)
250,000	Alcon, Inc.^	35,500,000
1,080,000	Biogen Idec, Inc.#	65,826,000
2,500,000	Merck & Company, Inc.	115,700,000
528,030	Novo Nordisk, A/S^	33,133,882
1,200,000	Varian Medical Systems, Inc.#^	62,388,000

		312,547,882

	Industrials (3.7%)
1,150,000	Honeywell International, Inc.	67,930,500
1,120,087	Illinois Tool Works, Inc.^	56,452,385
330,000	Lockheed Martin Corp.^	35,613,600
693,400	United Technologies Corp.	50,902,494

		210,898,979

	Information Technology (23.9%)
1,800,000	Accenture, Ltd.	62,316,000
830,000	Adobe Systems, Inc.#	28,991,900
1,360,000	Autodesk, Inc.#^	55,964,000
5,773,425	Cisco Systems, Inc.#	141,448,913
5,625,384	Dell, Inc.#^	112,732,695
3,835,000	eBay, Inc.#^	103,123,150
2,318,355	Electronic Arts, Inc.#^	109,820,476
1,872,210	Hewitt Associates, Inc.#	69,590,046
1,945,930	Infosys Technologies, Ltd.^	80,561,502
958,000	Intuit, Inc.#^	29,401,020
219,345	MasterCard, Inc.^	45,404,415
4,470,325	Microsoft Corp.	145,732,595
1,354,700	Nintendo Company, Ltd.	84,410,002
4,100,000	Nokia Corp.^	151,495,000
7,000,000	Oracle Corp.#	143,850,000

		1,364,841,714

	Telecommunication Services (0.7%)
650,000	America Movil, SA de CV	38,941,500

	TOTAL COMMON STOCKS (Cost $2,742,564,919)	2,980,421,053

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Contracts		Value

Options (0.7%)

	Financials (0.7%)
4,765	S & P 500 Index# Put, 03/22/08, Strike $1,450.00 (Cost $22,314,495)	$41,193,425

Number of
Shares		Value

Investment in Affiliated Fund (2.6%)
147,787,030	Calamos Government Money Market Fund — Class I Shares Ω (Cost $147,787,030)	147,787,030

Investment of Cash Collateral for Securities on Loan (13.2%)
453,748,000	Bank of New York Institutional Cash Reserve Fund	453,748,000
300,000,000	Goldman Sachs Financial Square Prime Obligations Fund	300,000,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $753,748,000)	753,748,000

TOTAL INVESTMENTS (113.5%) (Cost $6,099,599,800)		6,482,934,019

PAYABLE UPON RETURN OF SECURITIES LOANED (-13.2%)		(753,748,000)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(17,293,291)

NET ASSETS (100.0%)		$5,711,892,728

NOTES TO SCHEDULE OF INVESTMENTS

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net purchases of $21,867,708 and received $1,742,575 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $125,919,322 of the affiliated fund.

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received partial payment of $16,000,000 as of August 10, 2006. The instrument has been priced at a fair value following procedures approved by the Board of Trustees, and at January 31, 2008, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.

∞	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

^	Security, or portion of security, is on loan.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $153,152,483 or 2.7% of net assets.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

#	Non-income producing security.
Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS VALUE FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value

Common Stocks (97.7%)
		Consumer Discretionary (20.1%)
60,000		Apollo Group, Inc.#^	$4,784,400
55,000		Carnival Corp.	2,446,950
77,000		Harley-Davidson, Inc.^	3,124,660
99,000		Home Depot, Inc.	3,036,330
65,000		IAC/InterActiveCorp.#^	1,686,100
57,000		Nike, Inc.	3,520,320
140,000		Walt Disney Company	4,190,200

			22,788,960

		Consumer Staples (14.8%)
92,000		Coca-Cola Company	5,443,640
90,000		Molson Coors Brewing Company^	4,020,300
10,800	CHF	Nestle Holdings, Inc.	4,835,109
36,000		PepsiCo, Inc.	2,454,840

			16,753,889

		Energy (4.9%)
15,000		Devon Energy Corp.	1,274,700
21,000		Exxon Mobil Corp.	1,814,400
76,000		Pride International, Inc.#^	2,409,960

			5,499,060

		Financials (5.9%)
73,000		American International Group, Inc.	4,026,680
60,000		Aon Corp.	2,611,200

			6,637,880

		Health Care (10.4%)
18,000		Alcon, Inc.	2,556,000
80,000		Johnson & Johnson	5,060,800
75,000		Pfizer, Inc.	1,754,250
60,000		Wyeth	2,388,000

			11,759,050

		Industrials (5.1%)
56,000		Illinois Tool Works, Inc.	2,822,400
40,000		United Technologies Corp.	2,936,400

			5,758,800

		Information Technology (34.0%)
160,000		Cisco Systems, Inc.#	3,920,000
215,000		Dell, Inc.#	4,308,600
115,000		eBay, Inc.#	3,092,350
73,000		Electronic Arts, Inc.#	3,458,010
73,000		Hewlett-Packard Company	3,193,750
70,000		Infosys Technologies, Ltd.^	2,898,000
165,000		Microsoft Corp.	5,379,000
152,000	EUR	Nokia Corp.	5,596,999
190,000		Oracle Corp.#	3,904,500
58,000	EUR	SAP, AG	2,783,680

			38,534,889

		Materials (2.5%)
2,900	CHF	Givaudan, SA	2,859,735

		TOTAL COMMON STOCKS (Cost $100,797,096)	110,592,263

Number of
Contracts		Value

Options (0.9%)
	Financials (0.9%)
120	S & P 500 Index# Put, 03/22/08, Strike $1,450.00 (Cost $561,960)	$1,037,400

Number of
Shares		Value

Investment in Affiliated Fund (1.6%)
1,842,622	Calamos Government Money Market Fund — Class I SharesΩ (Cost $1,842,622)	1,842,622

Investment of Cash Collateral for Securities on Loan (12.5%)
10,199,000	Bank of New York Institutional Cash Reserve Fund	10,199,000
4,000,000	Goldman Sachs Financial Square Prime Obligations Fund	4,000,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $14,199,000)	14,199,000

TOTAL INVESTMENTS (112.7%) (Cost $117,400,678)		127,671,285

PAYABLE UPON RETURN OF SECURITIES LOANED (-12.5%)		(14,199,000)

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(220,823)

NET ASSETS (100.0%)		$113,251,462

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

^	Security, or portion of security, is on loan.

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net purchases of $1,718,699 and received $34,604 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $123,923 of the affiliated fund.
FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS BLUE CHIP FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value

Common Stocks (98.0%)
		Consumer Discretionary (6.4%)
9,500		Amazon.com, Inc.#^	$738,150
25,000		Apollo Group, Inc.#^	1,993,500
15,000		CBS Corp.^	377,850
20,000		McDonald’s Corp.	1,071,000
36,000		News Corp., Class A^	680,400
25,000		News Corp., Class B^	486,000
23,000		Nike, Inc.	1,420,480
10,000		Nordstrom, Inc.^	389,000
5,500		Target Corp.	305,690
40,000		Time Warner, Inc.	629,600
44,000		Walt Disney Company	1,316,920

			9,408,590

		Consumer Staples (9.4%)
9,000		Altria Group, Inc.	682,380
50,000		Coca-Cola Company	2,958,500
11,000		Colgate-Palmolive Company^	847,000
40,000		CVS Corp.	1,562,800
26,000		Molson Coors Brewing Company^	1,161,420
25,000		PepsiCo, Inc.	1,704,750
60,000		Procter & Gamble Company	3,957,000
8,000		SUPERVALU, Inc.^	240,480
14,000		Wal-Mart Stores, Inc.	712,320

			13,826,650

		Energy (11.7%)
14,000		Cameron International Corp.#^	563,640
27,000		Chevron Corp.	2,281,500
29,000		ConocoPhillips^	2,329,280
9,300		Devon Energy Corp.^	790,314
8,000		ENSCO International, Inc.	408,960
54,000		Exxon Mobil Corp.	4,665,600
41,000		Halliburton Company	1,359,970
22,000		Marathon Oil Corp.	1,030,700
10,500		Occidental Petroleum Corp.	712,635
15,000		Schlumberger, Ltd.	1,131,900
9,000		Smith International, Inc.^	487,890
10,970		Transocean, Inc.#^	1,344,922

			17,107,311

		Financials (14.7%)
18,000		AFLAC, Inc.	1,103,940
43,000		American International Group, Inc.	2,371,880
13,000		Ameriprise Financial, Inc.	719,030
78,000		Aon Corp.	3,394,560
30,000		Bank of America Corp.	1,330,500
26,981		Bank of New York Mellon Corp.	1,258,124
15,000		Chubb Corp.	776,850
50,000		Citigroup, Inc.	1,411,000
8,200		Franklin Resources, Inc.^	854,686
12,000		Hartford Financial Services Group, Inc.	969,240
14,000		JPMorgan Chase & Company	665,700
5,000		Lehman Brothers Holdings, Inc.	320,850
20,000		Manulife Financial Corp.^	751,600
20,000		MetLife, Inc.^	1,179,400
12,000		Morgan Stanley^	593,160
20,000	CAD	Power Financial Corp.	728,051
17,000		Prudential Financial, Inc.	1,434,290
8,000		St. Paul Travelers Companies, Inc.	384,800

Number of
Shares		Value

6,000	State Street Corp.	$492,720
16,000	T. Rowe Price Group, Inc.^	809,440

		21,549,821

	Health Care (12.1%)
30,000	Abbott Laboratories^	1,689,000
4,500	Alcon, Inc.^	639,000
6,000	Baxter International, Inc.	364,440
14,000	Biogen Idec, Inc.#	853,300
20,000	Bristol-Myers Squibb Company	463,800
23,000	Eli Lilly and Company	1,184,960
40,000	Gilead Sciences, Inc.#	1,827,600
60,000	Johnson & Johnson	3,795,600
23,000	Medtronic, Inc.	1,071,110
48,000	Merck & Company, Inc.	2,221,440
25,000	Pfizer, Inc.	584,750
10,000	St. Jude Medical, Inc.#	405,100
19,000	Thermo Fisher Scientific, Inc.#^	978,310
11,500	UnitedHealth Group, Inc.#	584,660
7,500	Wellpoint, Inc.#	586,500
10,000	Wyeth	398,000

		17,647,570

	Industrials (13.6%)
17,000	3M Company^	1,354,050
10,000	Boeing Company	831,800
6,500	Burlington Northern Santa Fe Corp.^	562,380
5,000	Danaher Corp.^	372,250
10,000	Emerson Electric Company	508,400
10,000	General Dynamics Corp.	844,600
162,000	General Electric Company	5,736,420
40,000	Honeywell International, Inc.^	2,362,800
27,000	Illinois Tool Works, Inc.	1,360,800
5,000	Lockheed Martin Corp.	539,600
13,000	Raytheon Company	846,820
5,000	Tyco International, Ltd.^	196,800
7,000	Union Pacific Corp.	875,210
21,000	United Parcel Service, Inc.^	1,536,360
28,000	United Technologies Corp.	2,055,480

		19,983,770

	Information Technology (23.4%)
19,500	Apple, Inc.#	2,639,520
140,000	Cisco Systems, Inc.#	3,430,000
16,100	Corning, Inc.	387,527
88,000	Dell, Inc.#	1,763,520
38,000	eBay, Inc.#	1,021,820
24,000	Electronic Arts, Inc.#	1,136,880
43,000	EMC Corp.#	682,410
4,000	Google, Inc.#	2,257,200
60,200	Hewlett-Packard Company	2,633,750
31,000	Infosys Technologies, Ltd.^	1,283,400
126,000	Intel Corp.	2,671,200
25,000	International Business Machines Corp.	2,683,500
2,500	MasterCard, Inc.^	517,500
155,000	Microsoft Corp.	5,053,000
41,500	Nokia Corp.	1,533,425
97,000	Oracle Corp.#	1,993,350
29,000	QUALCOMM, Inc.	1,230,180
12,000	Research In Motion, Ltd.#^	1,126,560
14,000	Yahoo!, Inc.#^	268,520

		34,313,262

See accompanying Notes to Schedule of Investments

CALAMOS BLUE CHIP FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

	Materials (1.5%)
17,000	E.I. du Pont de Nemours and Company	$768,060
7,000	Freeport-McMoRan Copper & Gold, Inc.^	623,210
11,000	PPG Industries, Inc.	726,990

		2,118,260

	Telecommunication Services (3.9%)
113,000	AT&T, Inc.	4,349,370
37,000	Sprint Nextel Corp.^	389,610
26,000	Verizon Communications, Inc.	1,009,840

		5,748,820

	Utilities (1.3%)
15,500	Ameren Corp.^	694,555
11,000	Entergy Corp.	1,189,980

		1,884,535

	TOTAL COMMON STOCKS (Cost $127,904,451)	143,588,589

Number of
Contracts		Value

Options (0.8%)
	Financials (0.8%)
140	S & P 500 Index# Put, 03/22/08, Strike $1,450.00 (Cost $655,620)	1,210,300

Number of
Shares		Value

Investment in Affiliated Fund (0.9%)
1,376,636	Calamos Government Money Market Fund — Class I SharesΩ (Cost $1,376,636)	1,376,636

Investment of Cash Collateral for Securities on Loan (15.8%)
16,096,000	Bank of New York Institutional Cash Reserve Fund	16,096,000
7,000,000	Goldman Sachs Financial Square Prime Obligations Fund	7,000,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $23,096,000)	23,096,000

TOTAL INVESTMENTS (115.5%) (Cost $153,032,707)		169,271,525

PAYABLE UPON RETURN OF SECURITIES LOAN (-15.8%)		(23,096,000)

OTHER ASSETS, LESS LIABILITIES (0.3%)		354,885

NET ASSETS (100.0%)		$146,530,410

NOTES TO SCHEDULE OF INVESTMENTS

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net redemptions of $401,258 and received $17,733 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $1,777,893 of the affiliated fund.

#	Non-income producing security.

^	Security, or portion of security, is on loan.
FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
Note: Value for Securities denominated in foreign currencies is shown in U.S. dollars. The data shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS MULTI-FUND BLEND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

Investment in Affiliated Funds (100.2%)
1,160,757	Calamos Global Growth & Income Fund — Class I Shares (Cost $12,774,255)	$12,420,097
212,983	Calamos Growth Fund — Class I Shares (Cost $12,781,820)	11,929,163
936,967	Calamos Value Fund — Class I Shares (Cost $12,723,721)	11,505,950

	TOTAL INVESTMENT IN AFFILIATED FUNDS (Cost $38,279,796)	35,855,210

TOTAL INVESTMENTS (100.2%) (Cost $38,279,796)		35,855,210

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(86,263)

NET ASSETS (100.0%)		$35,768,947

NOTES TO SCHEDULE OF INVESTMENTS
Investments in Affiliated Funds. The fund held the following investments in affiliated funds as of January 31, 2008. Purchases, sales, dividend income and capital gains are shown during the period from November 1, 2007. through January 31 , 2008.

	Value		Proceeds from	Dividend	Distributed
	October 31, 2007	Purchases	Sales	Income	Capital Gains

Calamos Global Growth and Income Fund	$11,979,023	$3,390,264	$708,791	—	$683,461
Calarnos Growth Fund	12,726,624	3.390.264	706,791	—	1,293,237
Calamos Value Fund	10,917,019	3.390.265	708,791	108,116	669,976

Total	$35,622,666	$10,170,793	$2,126,373	$108,116	$2,646,674

See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL GROWTH AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

Convertible Bonds (37.5%)

		Consumer Discretionary (11.4%)
8,500,000	EUR	Adidas, AG 2.500%, 10/08/18	$21,942,526
10,500,000		Amazon.com, Inc. 4.750%, 02/01/09	11,838,750
2,700,000		Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	3,622,833
4,980,000		Best Buy Company, Inc. 2.250%, 01/15/22	5,851,500
17,750,000	EUR	Intralot SA 2.250%, 12/20/13	27,392,314
1,650,000,000	JPY	NC International, Ltd. (Nikon Corp.) 0.000%, 03/15/11	23,022,862
15,000,000		News Corp. (British Sky Broadcasting Group, PLC)∞ 0.750%, 03/15/23	15,952,500
13,000,000	EUR	Nokian Renkaat Oyj 0.000%, 06/27/14	18,690,843
8,250,000	CHF	Swatch Group, AG 2.625%, 10/15/10	9,764,528
9,000,000		Walt Disney Company^ 2.125%, 04/15/23	9,708,750

			147,787,406

		Consumer Staples (3.0%)
17,000,000		Archer Daniels Midland Company^ 0.875%, 02/15/14	20,740,000
27,000,000	HKD	Hengan International Group Company, Ltd. 0.000%, 05/16/11	5,292,339
9,000,000		Nestle Holdings, Inc. 0.000%, 06/11/08	12,807,668

			38,840,007

		Energy (3.7%)
4,500,000		Cameron International Corp. 2.500%, 06/15/26	6,159,375
6,000,000		Hornbeck Offshore Services, Inc.‡ 1.625%, 11/15/26	6,294,000
13,000,000		SeaDrill, Ltd. 3.625%, 11/08/12	12,480,000
7,600,000		Superior Energy Services, Inc.*^‡ 1.500%, 12/15/26	8,493,000
13,500,000		Transocean, Inc. 1.625%, 12/15/37	14,326,875

			47,753,250

		Financials (0.8%)
5,000,000		Bank of America Corp. (Coca-Cola Company, Coach, Inc., Franklin Resources, Inc.)∞ 0.250%, 02/15/12	4,947,000
5,000,000		Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.)∞ 0.250%, 02/16/12	5,052,000

			9,999,000

Principal
Amount			Value

		Health Care (5.3%)
9,000,000		AMERIGROUP Corp. 2.000%, 05/15/12	$10,023,750
8,000,000		Gilead Sciences, Inc.* 0.500%, 05/01/11	10,620,000
18,300,000		Hologic, Inc.‡ 2.000%, 12/15/37	19,581,000
		Teva Pharmaceutical Industries, Ltd.
16,750,000		1.750%, 02/01/26^	19,346,250
9,000,000		0.250%, 02/01/26	9,326,250

			68,897,250

		Industrials (1.5%)
7,500,000		AGCO Corp. 1.250%, 12/15/36	12,468,750
3,750,000	EUR	SGL Carbon, AG 0.750%, 05/16/13	6,336,272

			18,805,022

		Information Technology (8.7%)
1,300,000,000	JPY	Capcom Company, Ltd. 0.000%, 03/31/09	13,858,660
		EMC Corp.
10,000,000		1.750%, 12/01/11^	12,587,500
4,500,000		1.750%, 12/01/11*	5,664,375
119,700,000	TWD	Hon Hai Precision Industry Company, Ltd. 0.000%, 11/10/11	3,647,404
16,000,000		Intel Corp.^ 2.950%, 12/15/35	16,000,000
2,075,000,000	JPY	Konica Minolta Holdings, Inc. 0.000%, 12/07/09	21,207,300
5,200,000		Lawson Software Americas, Inc.* 2.500%, 04/15/12	5,304,000
1,200,000,000	JPY	Nomura Research Institute, Ltd. 0.000%, 03/31/14	11,984,604
800,000	CHF	Temenos Group, AG 1.500%, 03/21/13	1,175,209
18,000,000		VeriSign, Inc.* 3.250%, 08/15/37	21,622,500

			113,051,552

		Telecommunication Services (2.3%)
730,000	EUR	France Telecom, AG 1.600%, 01/01/09	29,139,134

		Utilities (0.8%)
6,250,000	EUR	International Power, PLC 3.250%, 07/20/13	10,492,587

		TOTAL CONVERTIBLE BONDS (Cost $461,734,042)	484,765,208

Synthetic Convertible Securities (0.7%)

		U.S. Government and Agency Securities (0.7%)
8,600,000		United States Treasury Notes^ 3.375%, 02/15/08	8,607,396
See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL GROWTH AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Contracts		Value

Options (0.0%)

	Information Technology (0.0%)
20	Apple, Inc.# Call, 01/17/09, Strike $190.00	$19,450
80	Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	44,000
200	Logitech International, SA# Call, 01/17/09, Strike $35.00	61,000

		124,450

	Telecommunication Services (0.0%)
60	America Movil, SA de CV# Call, 01/17/09, Strike $60.00	55,200
50	Millicom International Cellular, SA# Call, 01/17/09, Strike $110.00	111,750

		166,950

	Total Options	291,400

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,090,739)	8,898,796

Number of
Shares			Value

Convertible Preferred Stocks (4.3%)

		Financials (0.4%)
101,800		Citigroup, Inc. 6.500%	5,535,375

		Health Care (0.7%)
49,000		Schering-Plough Corp. 6.000%	9,387,910

		Materials (3.2%)
10,750,000	EUR	Bayer, AG 6.625%	23,589,457
290,000		Cia Vale do Rio Doce 5.500%	17,545,000

			41,134,457

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $62,559,119)	56,057,742

Common Stocks (54.9%)

		Consumer Discretionary (4.8%)
265,000		Apollo Group, Inc.#^	21,131,100
73,000		ITT Educational Services, Inc.#^	6,668,550
320,000		Nike, Inc.	19,763,200
275,000	CHF	Swatch Group, AG	14,423,636

			61,986,486

		Consumer Staples (5.4%)
265,000	EUR	Beiersdorf, AG	20,453,618
110,000		Coca-Cola Company	6,508,700
339,400	EUR	Heineken, NV	19,081,287
229,000	EUR	InBev, NV	18,898,659
82,000		PepsiCo, Inc.	5,591,580

			70,533,844

Number of
Shares			Value

		Energy (2.3%)
140,000	CAD	Canadian Natural Resources, Ltd.	$8,953,140
260,000		Halliburton Company	8,624,200
96,983		Transocean, Inc.#^	11,890,116

			29,467,456

		Financials (4.3%)
130,000		Aon Corp.	5,657,600
225,000	CHF	Julius Baer Holding, AG	15,804,985
315,000		Manulife Financial Corp.^	11,837,700
290,000		NASDAQ Stock Market, Inc.#	13,418,300
167,000		T. Rowe Price Group, Inc.^	8,448,530

			55,167,115

		Health Care (9.6%)
275,000		Alcon, Inc.	39,050,000
190,000		Biogen Idec, Inc.#	11,580,500
740,000	AUD	CSL, Ltd.	23,165,801
350,000		Merck & Company, Inc.	16,198,000
420,000	DKK	Novo Nordisk, AS — B Shares	26,497,985
224,800	JPY	OLYMPUS Corp.	7,583,115

			124,075,401

		Industrials (3.3%)
300,000	CHF	ABB, Ltd.	7,503,430
65,000	EUR	Alstom	13,125,947
250,000		Honeywell International, Inc.	14,767,500
58,000	EUR	MAN, AG	7,149,939

			42,546,816

		Information Technology (23.3%)
210,000		Accenture, Ltd.	7,270,200
135,000		Autodesk, Inc.#	5,555,250
1,375,000	GBP	Autonomy Corp. PLC#	25,129,181
1,000,000		Cisco Systems, Inc.#	24,500,000
900,000		Dell, Inc.#	18,036,000
610,000		eBay, Inc.#	16,402,900
350,000		Electronic Arts, Inc.#	16,579,500
165,000		Infosys Technologies, Ltd.^	6,831,000
310,000		Microsoft Corp.	10,106,000
103,000	JPY	Nintendo Company, Ltd.	52,085,364
1,660,000	EUR	Nokia Corp.	61,125,125
1,080,000		Oracle Corp.#	22,194,000
325,000	EUR	SAP, AG	15,598,205
265,000		Satyam Computer Services, Ltd.^	6,452,750
155,000	EUR	Ubisoft Entertainment SA#	14,087,591

			301,953,066

		Telecommunication Services (1.9%)
410,000		America Movil, SA de CV	24,563,100

		TOTAL COMMON STOCKS (Cost $643,637,022)	710,293,284

Number of
Contracts		Value

Options (0.7%)

	Financials (0.7%)
1,040	S & P 500 Index# Put, 03/22/08, Strike $1,450.00 (Cost $4,870,320)	8,990,800

See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL GROWTH AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

Investment in Affiliated Fund (1.3%)
16,855,572	Calamos Government Money Market Fund — Class I SharesΩ (Cost $16,855,572)	$16,855,572

Investment of Cash Collateral for Securities on Loan (9.3%)
70,107,000	Bank of New York Institutional Cash Reserve Fund	70,107,000
50,000,000	Goldman Sachs Financial Square Prime Obligations Fund	50,000,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $120,107,000)	120,107,000

TOTAL INVESTMENTS (108.7%) (Cost $1,318,853,814)		1,405,968,402

PAYABLE UPON RETURN OF SECURITIES LOANED (-9.3%)		(120,107,000)

OTHER ASSETS, LESS LIABILITIES (0.6%)		7,851,202

NET ASSETS (100.0%)		$1,293,712,604

NOTES TO SCHEDULE OF INVESTMENTS

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net purchases of $11,183,083 and received $484,717 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $5,672,489 of the affiliated fund.

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received partial payment of $2,700,000 as of August 10, 2006. The instrument has been priced at a fair value following procedures approved by the Board of Trustees, and at January 31, 2008, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.

∞	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $38,440,000 or 3.0% of net assets.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.
FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
TWD	New Taiwan Dollar
Note: Value for Securities denominated in foreign currencies is shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL GROWTH AND INCOME FUND

FORWARD FOREIGN CURRENCY CONTRACTS — (unaudited)
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Australian Dollar	4/30/08	21,832,000	19,363,680	$(708,127)
British Pound Sterling	4/30/08	17,196,000	33,997,179	$(467,450)
Canadian Dollar	4/30/08	7,054,000	7,011,510	$(176,060)
Danish Krone	4/30/08	99,456,000	19,777,676	$(411,923)
Euro	4/30/08	142,468,000	211,187,332	$(4,309,550)
Hong Kong Dollar	4/30/08	33,318,000	4,281,501	$(5,719)
Indian Rupee	4/30/08	192,641,000	4,862,063	$(2,300)
Japanese Yen	4/30/08	10,936,142,000	103,440,878	$953,459
Mexican Peso	4/30/08	94,657,000	8,655,423	$(106,199)
New Taiwan Dollar	4/30/08	104,560,000	3,279,645	$(21,309)
Norwegian Krone	4/30/08	32,965,000	6,054,845	$(166,884)
Swiss Franc	4/30/08	55,283,000	51,223,060	$(476,778)

				$(5,898,840)

CALAMOS GLOBAL GROWTH AND INCOME FUND

Country Allocation	January 31, 2008 (unaudited)

Country	% of Net Assets

United States	38.1%
Japan	10.0%
Switzerland	7.8%
Germany	7.3%
Finland	6.2%
France	4.4%
United Kingdom	2.8%
Cayman Islands	2.4%
Israel	2.2%
Greece	2.1%
Australia	2.1%
Denmark	2.0%
Mexico	1.9%
Canada	1.6%
Bermuda	1.5%
Netherlands	1.5%
Belgium	1.5%
Brazil	1.4%
India	1.0%
Taiwan	0.3%
Country allocations may vary over time.
See accompanying Notes to Schedule of Investments

CALAMOS INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value

Common Stocks (95.6%)

		Consumer Discretionary (7.4%)
40,000		Central European Media Enterprises, Ltd.#	$3,791,600
3,600	CHF	Forbo Holding, AG#	2,276,789
720,000	AUD	Harvey Norman Holdings, Ltd.	3,649,860
90,000	EUR	Industria de Diseno Textil, SA	4,521,435
250,000	JPY	Nikon Corp.	6,951,289
180,000	EUR	Paddy Power, PLC	5,124,150
185,000	CHF	Swatch Group, AG	9,703,173

			36,018,296

		Consumer Staples (9.8%)
145,000	EUR	Beiersdorf AG	11,191,602
57,000	DKK	Carlsberg A/S	6,012,523
148,000	EUR	Heineken, NV	8,320,655
950,000	HKD	Hengan International Group Company, Ltd.	3,473,294
170,000	EUR	InBev, NV	14,029,572
470	CHF	Lindt & Spruengli, AG	1,470,457
70,000	GBP	Reckitt Benckiser	3,666,601

			48,164,704

		Energy (4.9%)
300,000	GBP	BG Group, PLC	6,618,661
67,000	CAD	Canadian Natural Resources, Ltd.	4,284,717
180,000	NOK	Petroleum Geo-Services ASA	3,892,448
88,000	EUR	Saipem, SpA	3,056,001
65,000	CAD	Suncor Energy, Inc.	6,111,249

			23,963,076

		Financials (7.6%)
82,000	AUD	Australian Stock Exchange, Ltd.	3,555,617
50,000	EUR	Deutsche Börse, AG	8,748,847
155,000	CHF	Julius Baer Holding, AG	10,887,879
225,000	GBP	Schroders, PLC	4,904,212
1,300,000	SGD	Singapore Exchange, Ltd.	9,032,953

			37,129,508

		Health Care (14.2%)
140,000		Alcon, Inc.	19,880,000
145,000	AUD	Cochlear, Ltd.	9,143,217
490,000	AUD	CSL, Ltd.	15,339,517
226,000	DKK	Novo Nordisk, AS — B Shares	14,258,440
180,000	JPY	OLYMPUS Corp.	6,071,889
93,000	JPY	Terumo Corp.	5,084,681

			69,777,744

		Industrials (10.9%)
500,000	CHF	ABB, Ltd.	12,505,717
51,000	EUR	Alstom	10,298,820
865,000	CAD	Bombardier, Inc.#	4,264,479
387,096	GBP	Capita Group, PLC	5,074,238
62,000	EUR	Krones AG	4,803,558
104,000	AUD	Leighton Holdings, Ltd.	4,680,257
47,500	EUR	MAN, AG	5,855,553
108,000	EUR	MTU Aero Engines Holdings, AG	5,789,356

			53,271,978

		Information Technology (31.6%)
1,060,000	GBP	Autonomy Corp. PLC#	19,372,314
15,000		Baidu.com, Inc.#	4,199,250
285,000		Infosys Technologies, Ltd.	11,799,000
310,000	CHF	Logitech International, SA#	9,414,447

Number of
Shares			Value

220,000		NDS Group, PLC#	$11,880,000
27,000	KRW	NHN Corp.#	5,806,637
44,500	JPY	Nintendo Company, Ltd.	22,502,900
450,000	EUR	Nokia Corp.	16,570,064
116,000		Satyam Computer Services, Ltd.	2,824,600
135,000		Shanda Interactive Entertainment, Ltd.#	3,711,150
450,000	NOK	Tandberg, ASA	7,843,704
543,626	CHF	Temenos Group, AG#	12,821,214
190,500	JPY	Trend Micro, Inc.	6,880,531
170,000	EUR	Ubisoft Entertainment SA#	15,450,906
660,000	HKD	Vtech Holdings	3,805,404

			154,882,121

		Materials (4.1%)
135,000	AUD	BHP Billton, Ltd.	4,526,512
220,000		Cia Vale do Rio Doce	6,595,600
6,000	EUR	Eramet-SLN	3,119,378
125,000	NOK	Yara International ASA	6,078,310

			20,319,800

		Telecommunication Services (5.1%)
240,000		America Movil, SA de CV	14,378,400
40,000		China Mobile, Ltd.	3,024,000
70,000		Millicom International Cellular, SA#	7,415,800

			24,818,200

		TOTAL COMMON STOCKS (Cost $419,843,285)	468,345,427

Number of
Contracts		Value

Options (0.8%)

	Financials (0.8%)
470	S & P 500 Index# Put, 03/22/08, Strike $1,450.00 (Cost $2,201,010)	4,063,150

Number of
Shares		Value

Investment in Affiliated Fund (4.0%)
19,451,625	Calamos Government Money Market Fund — Class I SharesΩ (Cost $19,451,625)	19,451,625

TOTAL INVESTMENTS (100.4%) (Cost $441,495,920)		491,860,202

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(1,916,446)

NET ASSETS (100.0%)		$489,943,756

NOTES TO SCHEDULE OF INVESTMENTS

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net purchases of $8,110,074 and received $201,913 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $11,341,551 of the affiliated fund.

#	Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
See accompanying Notes to Schedule of Investments

CALAMOS INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2008 (unaudited)

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korea Won
NOK	Norwegian Krone
SGD	Singapore Dollar
Note: Value for Securities denominated in foreign currencies is shown in U.S. dollars. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS INTERNATIONAL GROWTH FUND

FORWARD FOREIGN CURRENCY CONTRACTS — (unaudited)
	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Indian Rupee	4/30/08	224,056,000	5,654,945	$539

Mexican Peso	4/30/08	55,219,000	5,049,218	61,952

				$62,491

CALAMOS INTERNATIONAL GROWTH FUND

Country Allocation	January 31, 2008 (unaudited)

Country	% of Net Assets

Switzerland	16.2%
United Kingdom	10.6%
Japan	9.8%
Australia	8.3%
Germany	7.4%
France	5.9%
Denmark	4.1%
Norway	3.6%
Finland	3.4%
Canada	3.0%
India	3.0%
Belgium	2.9%
Mexico	2.9%
Cayman Islands	2.3%
Singapore	1.8%
Netherlands	1.7%
Bermuda	1.6%
Luxembourg	1.5%
Brazil	1.3%
South Korea	1.2%
Ireland	1.0%
Spain	0.9%
United States	0.8%
Hong Kong	0.6%
Italy	0.6%
Country allocations may vary over time.
See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL EQUITY FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value

Common Stocks (96.9%)

		Consumer Discretionary (10.0%)
4,100		Amazon.com, Inc.#	$318,570
14,000		Apollo Group, Inc.#	1,116,360
3,700		Central European Media Enterprises, Ltd.#	350,723
5,375		GameStop Corp.#	278,049
4,750		Guess?, Inc.	177,223
4,500	EUR	Industria de Diseno Textil, SA	226,072
3,500		ITT Educational Services, Inc.#	319,725
15,500		Nike, Inc.	957,280
16,000	JPY	Nikon Corp.	444,882
9,600	EUR	Paddy Power, PLC	273,288
14,000	CHF	Swatch Group, AG	734,294

			5,196,466

		Consumer Staples (7.6%)

11,500	EUR	Beiersdorf, AG	887,610
4,200	DKK	Carlsberg A/S	443,028
15,000		Coca-Cola Company	887,550
10,800	EUR	Heineken, NV	607,183
13,500	EUR	InBev, NV	1,114,113

			3,939,484

		Energy (6.9%)
20,000	GBP	BG Group, PLC	441,244
13,200		Cameron International Corp.#	531,432
5,750	CAD	Canadian Natural Resources, Ltd.	367,718
17,200		Halliburton Company	570,524
15,000	NOK	Petroleum Geo-Services ASA	324,371
7,200		Smith International, Inc.	390,312
3,700	CAD	Suncor Energy, Inc.	347,871
5,000		Transocean, Inc.#	613,000

			3,586,472

		Financials (7.6%)
9,000		Aon Corp.	391,680
3,600	EUR	Deutsche Börse, AG	629,917
12,000		Eaton Vance Corp.	447,240
12,500	CHF	Julius Baer Holding, AG	878,055
12,000		NASDAQ Stock Market, Inc.#	555,240
75,000	SGD	Singapore Exchange, Ltd.	521,132
10,000		T. Rowe Price Group, Inc.	505,900

			3,929,164

		Health Care (12.5%)
12,000		Alcon, Inc.	1,704,000
6,500		Biogen Idec, Inc.#	396,175
5,700		Celgene Corp.#	319,827
41,500	AUD	CSL, Ltd.	1,299,163
8,400		Gilead Sciences, Inc.#	383,796
7,500		Hologic, Inc.#	482,700
19,500	DKK	Novo Nordisk, AS — B Shares	1,230,263
12,000	JPY	OLYMPUS Corp.	404,793
17,000		Warner Chilcott, Ltd.#	288,150

			6,508,867

		Industrials (10.3%)
37,000	CHF	ABB, Ltd.	925,423
4,600		Alliant Techsystems, Inc.#	486,910
4,000	EUR	Alstom	807,751
64,000	CAD	Bombardier, Inc.#	315,522
23,225	GBP	Capita Group, PLC	304,444
8,300		Honeywell International, Inc.	490,281

Number of
Shares			Value

5,800	EUR	Krones AG	$449,365
8,000	AUD	Leighton Holdings, Ltd.	360,020
3,400	EUR	MAN, AG	419,134
4,700	EUR	MTU Aero Engines Holdings, AG	251,944
7,000		United Technologies Corp.	513,870

			5,324,664

		Information Technology (36.4%)
13,700		Apple, Inc.#	1,854,432
9,000		Autodesk, Inc.#	370,350
75,000	GBP	Autonomy Corp. PLC#	1,370,683
750		Baidu.com, Inc.#	209,962
21,000		Cisco Systems, Inc.#	514,500
15,500		eBay, Inc.#	416,795
12,000		Electronic Arts, Inc.#	568,440
34,000		EMC Corp.#	539,580
13,400		FLIR Systems, Inc.#	405,752
3,200		Google, Inc.#	1,805,760
22,500	CHF	Logitech International, SA#	683,307
11,000		Microsoft Corp.	358,600
4,200	JPY	Nintendo Company, Ltd.	2,123,869
38,000	EUR	Nokia Corp.	1,399,250
12,800		NVIDIA Corp.#	314,752
36,000		Oracle Corp.#	739,800
8,550		Research In Motion, Ltd.#	802,674
12,000		Satyam Computer Services, Ltd.	292,200
12,900		Shanda Interactive Entertainment, Ltd.#	354,621
5,000		Sigma Designs, Inc.#	226,100
33,000	NOK	Tandberg, ASA	575,205
50,200	CHF	Temenos Group, AG#	1,183,948
9,500	JPY	Trend Micro, Inc.	343,123
13,000	EUR	Ubisoft Entertainment SA#	1,181,540
48,000	HKD	Vtech Holdings	276,757

			18,912,000

		Materials (1.5%)
21,250		Cia Vale do Rio Doce	637,075
3,000		Lubrizol Corp.	157,830

			794,905

		Telecommunication Services (4.1%)
20,000		America Movil, SA de CV	1,198,200
4,000		China Mobile, Ltd.	302,400
5,700		Millicom International Cellular, SA#	603,858

			2,104,458

		TOTAL COMMON STOCKS (Cost $48,136,603)	50,296,480

Number of
Contracts		Value

Options (0.7%)

	Financials (0.7%)
45	S & P500 Index# Put, 03/22/08, Strike $1,450.00 (Cost $210,735)	389,025

See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL EQUITY FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

Investment in Affiliated Fund (1.6%)

	Investment in Affiliated Fund (1.6%)
827,337	Calamos Government Money Market Fund — Class I SharesΩ (Cost $827,337)	$827,337

TOTAL INVESTMENTS (99.2%) (Cost $49,174,675)		51,512,842

OTHER ASSETS, LESS LIABILITIES (0.8%)		389,656

NET ASSETS (100.0%)		$51,902,498

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

Ω	Investment in Affiliated Fund. During the period from November 1, 2007 through January 31, 2008, the fund had net redemptions of $643,271, and received $17,319 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $1,470,608 of the affiliated fund.
FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL EQUITY FUND

Country Allocation	January 31, 2008 (unaudited)

Country	% of Net Assets

United States	37.0%
Switzerland	11.7%
Japan	6.4%
Germany	5.1%
United Kingdom	4.1%
France	3.8%
Canada	3.5%
Denmark	3.2%
Australia	3.2%
Finland	2.7%
Cayman Islands	2.3%
Mexico	2.3%
Belgium	2.1%
Bermuda	1.8%
Norway	1.7%
Netherlands	1.2%
Brazil	1.2%
Luxembourg	1.2%
Singapore	1.0%
India	0.6%
Hong Kong	0.6%
Ireland	0.5%
Spain	0.4%
Country allocations may vary over time.
See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE FUND
Portfolio Holdings as of January 31, 2008 (unaudited)

Principal
Amount		Value

Convertible Bonds (71.4%)
	Consumer Discretionary (8.0%)
4,750,000	Amazon.com, Inc. 4.750%, 02/01/09	$5,355,625
11,200,000	Carnival Corp. 2.000%, 04/15/21	13,104,000
6,600,000	Omnicom Group, Inc.^ 0.000%, 07/31/32	6,756,750
4,700,000	Priceline.com, Inc.* 0.750%, 09/30/13	12,913,250
12,250,000	Walt Disney Company^ 2.125%, 04/15/23	13,214,688

		51,344,313

	Consumer Staples (7.2%)
	Archer Daniels Midland Company^
7,350,000	0.875%, 02/15/14*	8,967,000
5,441,000	0.875%, 02/15/14	6,638,020
4,000,000	Chattem, Inc.* 1.625%, 05/01/14	4,850,000
16,750,000	Molson Coors Brewing Company^ 2.500%, 07/30/13	19,115,937
4,500,000	Nestle Holdings, Inc. 0.000%, 06/11/08	6,403,834

		45,974,791

	Energy (7.3%)
8,700,000	Cameron International Corp.^ 2.500%, 06/15/26	11,908,125
9,000,000	Nabors Industries, Inc.^ 0.000%, 06/15/23	9,067,500
6,800,000	Pioneer Natural Resources 2.875%, 01/15/38	6,970,000
17,800,000	Transocean, Inc. 1.625%, 12/15/37	18,890,250

		46,835,875

	Financials (2.5%)
8,000,000	Bank of America Corp. (Coca-Cola Company, Coach, Inc., Franklin Resources, Inc.) ∞ 0.250%, 02/15/12	7,915,200
8,000,000	Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.) ∞ 0.250%, 02/16/12	8,083,200

		15,998,400

	Health Care (19.8%)
	Beckman Coulter, Inc.
13,300,000	2.500%, 12/15/36*	14,896,000
2,000,000	2.500%, 12/15/36^	2,240,000
	Charles River Laboratories
4,100,000	2.250%, 06/15/13*	5,811,750
3,700,000	2.250%, 06/15/13	5,244,750
5,500,000	Genzyme Corp.^ 1.250%, 12/01/23	6,538,125
15,900,000	Gilead Sciences, Inc.* 0.500%, 05/01/11	21,107,250

Principal
Amount		Value

11,650,000	Hologic, Inc. ‡ 2.000%, 12/15/37	$12,465,500
14,900,000	Invitrogen Corp. 1.500%, 02/15/24	15,309,750
12,850,000	Medtronic, Inc.^ 1.500%, 04/15/11	13,556,750
6,200,000	OSI Pharmaceuticals, Inc.^ 3.250%, 09/08/23	6,479,000
7,650,000	Sciele Pharma, Inc. 2.625%, 05/15/27	8,300,250
12,500,000	Teva Pharmaceutical Industries, Ltd.^ 1.750%, 02/01/26	14,437,500

		126,386,625

	Industrials (9.6%)
	Alliant Techsystems, Inc.
5,500,000	2.750%, 09/15/11*	6,916,250
1,569,000	2.750%, 09/15/11^	1,973,018
11,400,000	Danaher Corp. 0.000%, 01/22/21	12,611,250
17,735,000	DRS Technologies, Inc.* 2.000%, 02/01/26	19,153,800
3,200,000	FTI Consuting, Inc.^ 3.750%, 07/15/12	6,204,000
3,500,000	L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	4,423,125
2,800,000	Lockheed Martin Corp. ‡ 4.619%, 08/15/33	4,200,280
4,860,000	Quanta Services, Inc.* 3.750%, 04/30/26	5,771,250

		61,252,973

	Information Technology (17.0%)
6,700,000	Cadence Design Systems, Inc.*^ 1.375%, 12/15/11	5,963,000
17,650,000	EMC Corp.^ 1.750%, 12/01/11	22,216,937
7,250,000	Informatica Corp. 3.000%, 03/15/26	8,564,063
20,500,000	Intel Corp.^ 2.950%, 12/15/35	20,500,000
7,250,000	Juniper Networks, Inc. 0.000%, 06/15/08	10,032,187
6,450,000	Red Hat, Inc. 0.500%, 01/15/24	6,514,500
11,000,000	Sybase, Inc. 1.750%, 02/22/25	13,695,000
7,100,000	Tech Data Corp.^ 2.750%, 12/15/26	6,745,000
11,800,000	VeriSign, Inc.* 3.250%, 08/15/37	14,174,750

		108,405,437

	TOTAL CONVERTIBLE BONDS
	(Cost $419,396,220)	456,198,414

See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE FUND
Portfolio Holdings as of January 31, 2008 (unaudited)

Principal
Amount		Value

Synthetic Convertible Securities (2.3%)
	U.S. Government and Agency Securities (2.2%)
14,000,000	United States Treasury Notes^ 3.375%, 02/15/08	$14,012,040

Number of
Contracts		Value

Options (0.1%)

	Industrials (0.0%)
285	General Dynamics Corp.# Call, 01/17/09, Strike $90.00	213,750

	Information Technology (0.1%)
80	Apple, Inc.# Call, 01/17/09, Strike $190.00	77,800
350	Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	192,500

		270,300

	Telecommunication Services (0.0%)
165	America Movil, SA de CV# Call, 01/17/09, Strike $60.00	151,800

	Total Options	635,850

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES
	(Cost $15,191,414)	14,647,890

Number of
Shares		Value

Convertible Preferred Stocks (9.3%)

	Consumer Discretionary (1.0%)
7,400	Stanley Works‡ 6.530%	6,723,825

	Financials (4.8%)
66,100	Citigroup, Inc. 6.500%	3,594,187
186,500	Lazard, Ltd. 6.625%	6,245,885
710,000	MetLife, Inc. 6.325%	20,682,300

		30,522,372

	Health Care (1.0%)
33,500	Schering-Plough Corp. 6.000%	6,418,265

	Industrials (0.3%)
12,200	Northrop Grumman Corp. 7.000%	1,770,220

	Materials (1.1%)
53,000	Freeport-McMoRan Copper & Gold, Inc.^ 6.750%	7,038,400

Number of
Shares		Value

	Utilities (1.1%)
110,500	Entergy Corp. 7.625%	$7,072,000

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $62,268,830)	59,545,082

Common Stocks (15.7%)

	Consumer Discretionary (3.2%)
120,000	Apollo Group, Inc.#^	9,568,800
182,000	Nike, Inc.	11,240,320

		20,809,120

	Consumer Staples (2.0%)
107,000	Coca-Cola Company	6,331,190
166,000	Hormel Foods Corp.	6,430,840

		12,762,030

	Financials (2.1%)
175,000	Aon Corp.	7,616,000
75,000	NASDAQ Stock Market, Inc.#^	3,470,250
52,500	T. Rowe Price Group, Inc.^	2,655,975

		13,742,225

	Health Care (3.2%)
53,000	Alcon, Inc.^	7,526,000
277,000	Bristol-Myers Squibb Company	6,423,630
120,000	Varian Medical Systems, Inc.#^	6,238,800

		20,188,430

	Industrials (1.2%)
128,000	Honeywell International, Inc.	7,560,960

	Information Technology (4.0%)
263,500	Cisco Systems, Inc.#	6,455,750
260,000	Nokia Corp.	9,607,000
455,000	Oracle Corp.#	9,350,250

		25,413,000

	TOTAL COMMON STOCKS
	(Cost $91,405,450)	100,475,765

Number of
Contracts		Value

Options (0.6%)
	Financials (0.6%)
410	S & P 500 Index# Put, 03/22/08, Strike $1,450.00 (Cost $1,920,030)	3,544,450

Number of
Shares		Value

Investment in Affiliated Fund (0.8%)
5,102,604	Calamos Government Money Market Fund — Class I Shares Ω
	(Cost $5,102,604)	5,102,604

See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE FUND
Portfolio Holdings as of January 31, 2008 (unaudited)

Number of
Shares		Value

Investment of Cash Collateral for Securities on Loan (21.5%)
77,174,000	Bank of New York Institutional Cash Reserve Fund	$77,174,000
60,000,000	Goldman Sachs Financial Square Prime Obligations Fund	60,000,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN
	(Cost $137,174,000)	137,174,000

TOTAL INVESTMENTS (121.6%)
(Cost $732,458,548)		776,688,205

PAYABLE UPON RETURN OF SECURITIES LOANED (-21.5%)		(137,174,000)

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(820,925)

NET ASSETS (100.0%)		$638,693,280

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $49,240,000 or 7.7% of net assets.

∞	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net sales of $4,723,079 and received $123,921 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $9,825,683 of the affiliated fund.

Note:	The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE FUND

FORWARD FOREIGN CURRENCY CONTRACTS — (unaudited)
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Euro	4/30/08	2,318,000	3,436,086	$(70,118)
Swiss Franc	4/30/08	5,272,000	4,884,828	(45,467)

				$(115,585)

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value
Convertible Bonds (26.9%)
	Consumer Discretionary (2.1%)
2,000,000	Eddie Bauer Holdings, Inc.* 5.250%, 04/01/14	$1,667,500
19,000,000	Ford Motor Company 4.250%, 12/15/36	19,071,250
9,400,000	Interpublic Group of Companies, Inc. 4.250%, 03/15/23	9,541,000
5,000,000	Morgans Hotel Group Company* 2.375%, 10/15/14	3,968,750

		34,248,500

	Consumer Staples (2.4%)
13,000,000	Archer Daniels Midland Company*<> 0.875%, 02/15/14	15,860,000
	Chattem, Inc.
9,000,000	2.000%, 11/15/13*	13,117,500
2,500,000	1.625%, 05/01/14	3,031,250
2,000,000	1.625%, 05/01/14*	2,425,000
	Spartan Stores, Inc.
3,000,000	3.375%, 05/15/27	2,478,750
2,000,000	3.375%, 05/15/27*	1,652,500

		38,565,000

	Energy (0.7%)
	Superior Energy Services, Inc.‡
5,000,000	1.500%, 12/15/26	5,587,500
3,000,000	1.500%, 12/15/26*	3,352,500
2,500,000	Trico Marine Services, Inc.* 3.000%, 01/15/27	2,556,250

		11,496,250

	Financials (0.2%)
3,500,000	American Equity Investment Life Holding Company~ 5.250%, 12/06/24	3,298,750

	Health Care (7.2%)
6,000,000	Affymetrix, Inc. 3.500%, 01/15/38	6,112,500
10,000,000	Alpharma, Inc. 2.125%, 03/15/27	8,887,500
5,000,000	Aspect Medical Systems, Inc.* 2.500%, 06/15/14	4,243,750
	Chemed Corp.
5,000,000	1.875%, 05/15/14	4,475,000
4,000,000	1.875%, 05/15/14*	3,520,000
4,000,000	Conceptus, Inc. 2.250%, 02/15/27	3,645,000
7,600,000	Conmed Corp. 2.500%, 11/15/24	6,935,000
13,500,000	Emdeon Corp. 3.125%, 09/01/25	12,470,625
	Five Star Quality Care, Inc.
4,000,000	3.750%, 10/15/26*	3,395,000
2,000,000	3.750%, 10/15/26	1,697,500
7,000,000	Henry Schein, Inc. 3.000%, 08/15/34	9,590,000

Principal
Amount		Value
5,000,000	Integra LifeSciences Holdings Corp.* 2.375%, 06/01/12	$4,543,750
5,000,000	ISIS Pharmaceuticals, Inc.* 2.625%, 02/15/27	6,518,750
12,700,000	Millennium Pharmaceuticals, Inc. 2.250%, 11/15/11	15,224,125
3,000,000	SonoSite, Inc. 3.750%, 07/15/14	3,420,000
16,000,000	St. Jude Medical, Inc.*<> 1.220%, 12/15/08	16,040,000
7,000,000	Thoratec Corp.‡ 1.380%, 05/16/34	4,331,250

		115,049,750

	Industrials (4.2%)
2,000,000	Canadian Solar, Inc.* 6.000%, 12/15/17	1,962,500
10,000,000	Covanta Holding Corp.<> 1.000%, 02/01/27	10,712,500
10,000,000	DRS Technologies, Inc.* 2.000%, 02/01/26	10,800,000
15,000,000	General Cable Corp.* 1.000%, 10/15/12	15,356,250
12,500,000	Orbital Sciences Corp.* 2.440%, 01/15/27	14,812,500
	School Specialty, Inc.
10,000,000	3.750%, 11/30/26*	9,512,500
3,500,000	3.750%, 11/30/26	3,329,375

		66,485,625

	Information Technology (8.6%)
12,500,000	ARRIS Group, Inc.~ 2.000%, 11/15/26	10,812,500
8,000,000	Ciena Corp. 0.875%, 06/15/17	7,140,000
4,700,000	Diodes, Inc. 2.250%, 10/01/26	4,382,750
10,000,000	EMC Corp.* 1.750%, 12/01/11	12,587,500
7,400,000	Epicor Software Corp. 2.375%, 05/15/27	6,539,750
2,000,000	Equinix, Inc. 2.500%, 04/15/12	1,967,500
	Informatica Corp.
8,400,000	3.000%, 03/15/26*<>	9,922,500
4,700,000	3.000%, 03/15/26	5,551,875
3,000,000	Kemet Corp.*<> 2.250%, 11/15/26	2,411,250
5,000,000	Lawson Software Americas, Inc.* 2.500%, 04/15/12	5,100,000
6,000,000	Macrovision Corp.* 2.625%, 08/15/11	5,535,000
	Mentor Graphics Corp.
4,800,000	4.800%, 08/06/23‡	4,854,240
4,600,000	6.250%, 03/01/26	4,427,500
12,000,000	Micron Technology, Inc. 1.875%, 06/01/14	9,585,000
See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value
2,000,000	Network Equipment Technologies, Inc.* 3.750%, 12/15/14	$1,694,000
11,500,000	ON Semiconductor Corp.* 2.625%, 12/15/26	10,565,625
10,000,000	RF Micro Devices, Inc.* 0.750%, 04/15/12	7,500,000
8,000,000	SPSS, Inc.* 2.500%, 03/15/12	8,050,000
12,500,000	Sybase, Inc.<> 1.750%, 02/22/25	15,562,500
4,300,000	Tech Data Corp. 2.750%, 12/15/26	4,085,000

		138,274,490

	Materials (0.7%)
10,000,000	Kinross Gold Corp.* 1.750%, 03/15/28	11,025,000

	Telecommunication Services (0.8%)
12,000,000	SBA Communications Corp.* 0.375%, 12/01/10	12,750,000

	TOTAL CONVERTIBLE BONDS (Cost $438,629,253)	431,193,365

Synthetic Convertible Securities (5.0%)
Corporate Bonds (0.6%)
	Consumer Discretionary (0.1%)
2,000,000	Warner Music Group<> 7.375%, 04/15/14	1,570,000

	Industrials (0.5%)
8,000,000	General Electric Company 4.125%, 03/04/08	8,004,840

	Total Corporate Bonds	9,574,840

U.S. Government and Agency Securities (3.3%)
13,250,000	Federal Home Loan Mortgage Corp.~ 3.625%, 02/15/08	13,253,776
	United States Treasury Notes
20,000,000	4.875%, 05/31/08<>	20,187,520
20,000,000	4.125%, 08/15/08~	20,214,080

	Total U.S. Government and Agency Securities	53,655,376

Number of
Contracts		Value
Options (1.1%)

	Consumer Discretionary (0.1%)
350	Garmin, Ltd.# Call, 01/16/10, Strike $60.00	987,000
1,300	Tiffany & Company# Call, 01/17/09, Strike $45.00	656,500

		1,643,500

Number of
Contracts		Value

	Energy (0.1%)
800	XTO Energy, Inc.# Call, 01/17/09, Strike $60.00	$892,000
	Financials (0.1%)
900	NYMEX Holdings, Inc.# Call, 01/17/09, Strike $125.00	774,000
1,100	NYSE Euronext# Call, 01/17/09, Strike $90.00	957,000

		1,731,000

	Industrials (0.1%)
400	Foster Wheeler, Ltd.# Call, 01/17/09, Strike $65.00	710,000
850	Parker-Hannifin Corp.# Call, 01/17/09, Strike $80.00	399,500
500	SPX Corp.# Call, 01/17/09, Strike $105.00	702,500

		1,812,000

	Information Technology (0.6%)
470	Apple, Inc.# Call, 01/17/09, Strike $170.00	668,575
70	Baidu.com, Inc.# Call, 01/16/10, Strike $270.00	753,900
	Citrix Systems, Inc.#
1,400	Call, 01/17/09, Strike $35.00	770,000
1,020	Call, 01/17/09, Strike $40.00	346,800
1,350	Corning, Inc.# Call, 01/17/09, Strike $25.00	425,250
	eBay, Inc.#
1,300	Call, 01/17/09, Strike $35.00	182,000
1,230	Call, 01/17/09, Strike $37.50	119,925
850	Call, 01/17/09, Strike $30.00	233,750
830	Electronic Arts, Inc.# Call, 01/16/10, Strike $50.00	767,750
2,850	Emulex Corp.# Call, 01/17/09, Strike $15.00	855,000
750	FormFactor, Inc.# Call, 01/17/09, Strike $30.00	255,000
970	Harris Corp.# Call, 01/17/09, Strike $60.00	480,150
2,600	Juniper Networks, Inc.# Call, 01/17/09, Strike $35.00	617,500
	NETGEAR, Inc.#
1,100	Call, 03/22/08, Strike $35.00	24,750
660	Call, 03/22/08, Strike $30.00	62,700
1,450	NeuStar, Inc.# Call, 01/17/09, Strike $30.00	638,000
530	Salesforce.com, Inc.# Call, 01/16/10, Strike $50.00	858,600
	Sandisk Corp.#
1,060	Call, 01/17/09, Strike $50.00	53,000
1,030	Call, 01/17/09, Strike $35.00	221,450
500	Sohu.com, Inc.# Call, 01/16/10, Strike $40.00	902,500
800	Synaptics, Inc.# Call, 01/17/09, Strike $30.00	388,000

		9,624,600

See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Contracts		Value

	Materials (0.0%)
450	Freeport-McMoRan Copper & Gold, Inc.# Call, 01/17/09, Strike $90.00	$754,875

	Telecommunication Services (0.1%)
	America Movil, SA de CV#
750	Call, 01/17/09, Strike $60.00	690,000
700	Call, 01/17/09, Strike $65.00	483,000

		1,173,000

	Total Options	17,630,975

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $94,923,128)	80,861,191

Number of
Shares		Value

Convertible Preferred Stocks (4.0%)

	Energy (1.1%)
	Chesapeake Energy Corp.<>
122,500	5.000%	13,765,938
29,000	5.000%*	3,258,875

		17,024,813

	Financials (0.7%)
10,000	Washington Mutual, Inc. 7.750%	11,540,000

	Health Care (0.3%)
5,000	Mylan Laboratories, Inc.<> 6.500%	5,286,250

	Materials (1.2%)
94,000	Freeport-McMoRan Copper & Gold, Inc. 6.750%	12,483,200
63,000	Hecla Mining Company 6.500%	6,148,800

		18,632,000

	Telecommunication Services (0.7%)
212,000	Crown Castle International Corp.<> 6.250%	11,978,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $58,146,985)	64,461,063

Common Stocks (58.5%)

	Consumer Discretionary (3.7%)
273,500	Comcast Corp.#~	4,966,760
277,500	McDonald’s Corp.~	14,860,125
482,500	News Corp., Class B~	9,379,800
133,700	Nike, Inc.~	8,257,312
46,300	Target Corp.~	2,573,354
333,500	Time Warner, Inc.~	5,249,290
479,300	Walt Disney Company~	14,345,449

		59,632,090

	Consumer Staples (7.0%)
249,500	Altria Group, Inc.~	18,917,090

Number of
Shares		Value

93,000	Anheuser-Busch Companies, Inc.~	$4,326,360
405,000	Coca-Cola Company~	23,963,850
62,300	Colgate-Palmolive Company~	4,797,100
150,000	CVS Corp.	5,860,500
206,800	PepsiCo, Inc.~	14,101,692
377,800	Procter & Gamble Company~	24,915,910
80,000	Reynolds American, Inc.~	5,066,400
214,500	Wal-Mart Stores, Inc.~	10,913,760

		112,862,662

	Energy (6.8%)
228,500	Chevron Corp.~	19,308,250
178,886	ConocoPhillips~	14,368,124
63,200	Devon Energy Corp.~	5,370,736
415,550	Exxon Mobil Corp.~	35,903,520
162,000	Halliburton Company~	5,373,540
85,000	Marathon Oil Corp.~	3,982,250
70,000	Occidental Petroleum Corp.~	4,750,900
159,200	Schlumberger, Ltd.~	12,013,232
67,984	Transocean, Inc.#~	8,334,838

		109,405,390

	Financials (9.2%)
110,000	AFLAC, Inc.~	6,746,300
130,000	American Express Company~	6,411,600
245,100	American International Group, Inc.~	13,519,716
430,900	Bank of America Corp.~	19,110,415
175,188	Bank of New York Mellon Corp.~	8,169,016
85,000	Chubb Corp.~	4,402,150
541,300	Citigroup, Inc.~	15,275,486
45,600	Franklin Resources, Inc.~	4,752,888
65,500	Hartford Financial Services Group, Inc.~	5,290,435
282,700	JPMorgan Chase & Company~	13,442,385
80,000	Lehman Brothers Holdings, Inc.	5,133,600
131,800	MetLife, Inc.~	7,772,246
101,000	Morgan Stanley~	4,992,430
95,000	Prudential Financial, Inc.~	8,015,150
72,600	St. Paul Travelers Companies, Inc.~	3,492,060
60,000	State Street Corp.	4,927,200
88,400	T. Rowe Price Group, Inc.~	4,472,156
150,000	U.S. Bancorp~	5,092,500
163,700	Wachovia Corp.~	6,372,841

		147,390,574

	Health Care (7.6%)
247,800	Abbott Laboratories~	13,951,140
230,200	Bristol-Myers Squibb Company~	5,338,338
155,000	Eli Lilly and Company~	7,985,600
125,000	Gilead Sciences, Inc.#~	5,711,250
374,500	Johnson & Johnson~	23,690,870
230,000	Medtronic, Inc.~	10,711,100
274,200	Merck & Company, Inc.~	12,689,976
1,013,600	Pfizer, Inc.~	23,708,104
90,000	UnitedHealth Group, Inc.#~	4,575,600
65,000	Wellpoint, Inc.#	5,083,000
199,950	Wyeth~	7,958,010

		121,402,988

	Industrials (8.0%)
125,000	3M Company~	9,956,250
See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

79,600	Boeing Company~	$6,621,128
56,300	Burlington Northern Santa Fe Corp.~	4,871,076
55,100	Danaher Corp.~	4,102,195
95,400	Emerson Electric Company~	4,850,136
66,000	General Dynamics Corp.~	5,574,360
1,090,000	General Electric Company~	38,596,900
179,000	Honeywell International, Inc.~	10,573,530
100,000	Illinois Tool Works, Inc.	5,040,000
43,400	Lockheed Martin Corp.~	4,683,728
83,800	Raytheon Company~	5,458,732
26,750	Tyco International, Ltd.~	1,052,880
46,100	Union Pacific Corp.~	5,763,883
142,500	United Parcel Service, Inc.~	10,425,300
155,000	United Technologies Corp.~	11,378,550

		128,948,648

	Information Technology (11.4%)
116,000	Automatic Data Processing, Inc.	4,706,120
985,000	Cisco Systems, Inc.#~	24,132,500
665,000	Dell, Inc.#~	13,326,600
24,500	Google, Inc.#~	13,825,350
468,400	Hewlett-Packard Company~	20,492,500
918,000	Intel Corp.~	19,461,600
209,700	International Business Machines Corp.~	22,509,198
848,400	Microsoft Corp.~	27,657,840
226,000	Motorola, Inc.~	2,605,780
707,000	Oracle Corp.#~	14,528,850
232,100	QUALCOMM, Inc.~	9,845,682
294,300	Texas Instruments, Inc.~	9,102,699

		182,194,719

	Materials (0.8%)
165,000	E.I. du Pont de Nemours and Company~	7,454,700
91,300	Newmont Mining Corp.~	4,961,242

		12,415,942

	Telecommunication Services (2.4%)
660,100	AT&T, Inc.~	25,407,249
400,000	Sprint Nextel Corp.~	4,212,000
230,000	Verizon Communications, Inc.~	8,933,200

		38,552,449

	Utilities (1.6%)
244,600	Duke Energy Corp.~	4,564,236
40,000	Entergy Corp.~	4,327,200
97,000	Exelon Corp.~	7,390,430
77,000	FPL Goup, Inc.~	4,964,960
90,000	Progress Energy, Inc.~	4,065,300

		25,312,126

	TOTAL COMMON STOCKS (Cost $985,731,024)	938,117,588

Number of
Contracts		Value

Options (1.0%)
	Financials (1.0%)
	S & P 500 Index#
900	Put, 04/19/08, Strike $1,400.00	6,142,500

Number of
Contracts		Value

510	Put, 03/22/08, Strike $1,425.00	$3,608,250
400	Put, 02/16/08, Strike $1,425.00	2,182,000
250	Put, 03/22/08, Strike $1,455.00	2,246,250
250	Put, 03/22/08, Strike $1,300.00	585,000
245	Put, 02/16/08, Strike $1,400.00	946,925
245	Put, 02/16/08, Strike $1,375.00	654,150

	TOTAL OPTIONS (Cost $12,392,950)	16,365,075

Number of
Shares		Value

Investment in Affiliated Fund (4.5%)

71,393,274	Calamos Government Money Market Fund — Class I SharesΩ (Cost $71,393,274)	71,393,274

TOTAL INVESTMENTS (99.9%)
(Cost $1,661,216,614)		1,602,391,556

OTHER ASSETS, LESS LIABILITIES (0.1%)		1,279,144

NET ASSETS (100.0%)		$1,603,670,700

Number of
Shares		Value

Common Stocks Sold Short (-17.4%)

	Consumer Discretionary (-1.2%)
(99,698)	Eddie Bauer Holdings, Inc.	(640,061)
(1,582,500)	Ford Motor Company	(10,507,800)
(14,000)	Garmin, Ltd.	(1,010,100)
(346,000)	Interpublic Group of Companies, Inc.	(3,089,780)
(120,800)	Morgans Hotel Group Company	(1,760,056)
(50,700)	Tiffany & Company	(2,022,930)

		(19,030,727)

	Consumer Staples (-1.4%)
(222,900)	Archer Daniels Midland Company	(9,818,745)
(154,300)	Chattem, Inc.	(11,837,896)
(77,000)	Spartan Stores, Inc.	(1,353,660)

		(23,010,301)

	Energy (-1.2%)
(279,500)	Chesapeake Energy Corp.	(10,405,785)
(114,000)	Superior Energy Services, Inc.	(4,570,260)
(37,500)	Trico Marine Services, Inc.	(1,203,375)
(60,000)	XTO Energy, Inc.	(3,116,400)

		(19,295,820)

	Financials (-0.8%)
(96,000)	American Equity Investment Life Holding Company	(793,920)
(27,000)	NYMEX Holdings, Inc.	(3,105,000)
(37,500)	NYSE Euronext	(2,949,375)
(340,000)	Washington Mutual, Inc.	(6,772,800)

		(13,621,095)

See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND

Number of
Shares		Value

	Health Care (-3.5%)
(132,000)	Affymetrix, Inc.	$(2,647,920)
(153,500)	Alpharma, Inc.	(3,149,820)
(181,000)	Aspect Medical Systems, Inc.	(2,273,360)
(56,700)	Chemed Corp.	(2,904,741)
(71,600)	Conceptus, Inc.	(1,165,648)
(83,000)	Conmed Corp.	(2,016,900)
(503,000)	Emdeon Corp.	(5,628,570)
(231,000)	Five Star Quality Care, Inc.	(1,762,530)
(135,000)	Henry Schein, Inc.	(7,847,550)
(38,800)	Integra LifeSciences Holdings Corp.	(1,614,080)
(255,600)	ISIS Pharmaceuticals, Inc.	(3,987,360)
(657,300)	Millennium Pharmaceuticals, Inc.	(9,971,241)
(270,000)	Mylan Laboratories, Inc.	(4,025,700)
(62,450)	SonoSite, Inc.	(2,175,134)
(76,000)	St. Jude Medical, Inc.	(3,078,760)
(129,064)	Thoratec Corp.	(2,065,024)

		(56,314,338)

	Industrials (-2.2%)
(65,000)	Canadian Solar, Inc.	(1,201,200)
(249,860)	Covanta Holding Corp.	(6,343,945)
(100,200)	DRS Technologies, Inc.	(5,377,734)
(16,000)	Foster Wheeler, Ltd.	(1,095,520)
(100,000)	General Cable Corp.	(5,801,000)
(332,300)	Orbital Sciences Corp.	(7,742,590)
(12,000)	Parker-Hannifin Corp.	(811,320)
(138,205)	School Specialty, Inc.	(4,486,134)
(20,000)	SPX Corp.	(2,012,000)

		(34,871,443)

	Information Technology (-4.9%)
(19,700)	Apple, Inc.	(2,666,592)
(388,000)	ARRIS Group, Inc.	(3,410,520)
(2,800)	Baidu.com, Inc.	(783,860)
(153,500)	Ciena Corp.	(4,164,455)
(81,700)	Citrix Systems, Inc.	(2,828,454)
(48,500)	Corning, Inc.	(1,167,395)
(59,900)	Diodes, Inc.	(1,386,685)
(101,000)	eBay, Inc.	(2,715,890)
(33,200)	Electronic Arts, Inc.	(1,572,684)
(436,000)	EMC Corp.	(6,919,320)
(120,000)	Emulex Corp.	(1,872,000)
(208,000)	Epicor Software Corp.	(2,298,400)
(11,250)	Equinix, Inc.	(849,713)
(33,750)	FormFactor, Inc.	(817,425)
(22,000)	Harris Corp.	(1,203,180)
(426,400)	Informatica Corp.	(8,233,784)
(91,000)	Juniper Networks, Inc.	(2,470,650)
(156,000)	Kemet Corp.	(812,760)
(258,495)	Lawson Software Americas, Inc.	(2,246,322)
(116,200)	Macrovision Corp.	(1,950,998)
(81,500)	Mentor Graphics Corp.	(672,375)
(336,900)	Micron Technology, Inc.	(2,368,407)
(44,000)	NETGEAR, Inc.	(1,173,040)
(118,000)	Network Equipment Technologies, Inc.	(877,920)
(58,000)	NeuStar, Inc.	(1,723,180)
(755,000)	ON Semiconductor Corp.	(4,892,400)
(498,000)	RF Micro Devices, Inc.	(1,608,540)
(25,000)	Salesforce.com, Inc.	(1,307,000)
(20,000)	Sohu.com, Inc.	(930,600)

Number of
Shares		Value

(82,800)	SPSS, Inc.	$(2,736,540)
(306,700)	Sybase, Inc.	(8,655,074)
(20,000)	Synaptics, Inc.	(530,000)
(34,700)	Tech Data Corp.	(1,192,986)

		(79,039,149)

	Materials (-1.2%)
(131,000)	Freeport-McMoRan Copper & Gold, Inc.	(11,662,930)
(329,300)	Hecla Mining Company	(3,062,490)

(210,000)	Kinross Gold Corp.	(4,647,300)
		(19,372,720)

	Telecommunication Services (-1.0%)
(55,000)	America Movil, SA de CV	(3,295,050)
(144,800)	Crown Castle International Corp.	(5,240,312)
(225,000)	SBA Communications Corp.	(6,662,250)

		(15,197,612)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $288,611,948)	(279,753,205)

Number of
Contracts		Value

Written Options (-1.5%)
	Financials (-1.5%)
	S & P 500 Index#
1,200	Call, 04/19/08, Strike $1,450.00	(3,234,000)
850	Call, 03/22/08, Strike $1,390.00	(3,599,750)
850	Call, 04/19/08, Strike $1,350.00	(6,727,750)
530	Call, 03/22/08, Strike $1,440.00	(1,044,100)
500	Call, 06/21/08, Strike $1,450.00	(2,217,500)
435	Call, 03/22/08, Strike $1,425.00	(1,111,425)
300	Call, 04/19/08, Strike $1,425.00	(1,120,500)
280	Call, 03/22/08, Strike $1,400.00	(1,038,800)
250	Call, 04/19/08, Strike $1,375.00	(1,588,750)
250	Call, 03/22/08, Strike $1,350.00	(1,665,000)

		(23,347,575)

	Industrials (0.0%)
200	Canadian Solar, Inc.# Call, 04/19/08, Strike $22.50	(46,000)

	Information Technology (0.0%)
600	Micron Technology, Inc.# Call, 04/19/08, Strike $8.00	(27,000)

	Telecommunication Services (0.0%)
365	America Movil, SA de CV# Call, 05/17/08, Strike $70.00	(59,313)

	TOTAL WRITTEN OPTIONS (Premium $22,353,552)	(23,479,888)

NOTES TO SCHEDULE OF INVESTMENTS

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net sales of $15,164,121 and received $695,110 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $86,557,395 of the affiliated fund.
See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $44,806,500 or 2.8% of net assets.

#	Non-income producing security.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $877,215,080.

<>	Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total value of $107,253,441.
Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

Corporate Bonds (53.1%)

		Consumer Discretionary (18.2%)
		Cooper Tire & Rubber Company
1,915,000		7.625%, 03/15/27	$1,646,900
479,000		8.000%, 12/15/19^	440,680
		D.R. Horton, Inc.
1,676,000		9.750%, 09/15/10^	1,644,575
383,000		8.000%, 02/01/09	378,213
1,235,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	1,282,856
3,016,000		Expedia, Inc. 7.460%, 08/15/18	3,146,792
2,154,000		Ford Motor Company 7.875%, 06/15/10	2,028,786
2,298,000		GameStop Corp. 8.000%, 10/01/12	2,395,665
		General Motors Corp.^
2,394,000		7.200%, 01/15/11	2,196,495
192,000		7.125%, 07/15/13	164,160
		Goodyear Tire & Rubber Company
1,724,000		7.857%, 08/15/11	1,745,550
1,724,000		7.000%, 03/15/28	1,353,340
2,633,000		Hanesbrands, Inc.^‡ 8.204%, 12/15/14	2,396,030
1,915,000		Liberty Media Corp.^ 8.250%, 02/01/30	1,745,526
2,873,000		Mandalay Resort Group 7.625%, 07/15/13	2,722,168
287,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	294,175
1,724,000		Pinnacle Entertainment, Inc. 8.750%, 10/01/13	1,689,520
1,149,000		Pulte Homes, Inc. 8.125%, 03/01/11	1,129,429
2,633,000		Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	2,407,194
2,633,000		Service Corp. International 7.500%, 04/01/27	2,369,700
2,154,000		Warnaco Group, Inc. 8.875%, 06/15/13	2,202,465
958,000	GBP	Warner Music Group
		8.125%, 04/15/14	1,381,147

			36,761,366

		Consumer Staples (6.9%)
1,475,000		Alliance One International, Inc. 8.500%, 05/15/12	1,379,125
1,269,000		Chattem, Inc. 7.000%, 03/01/14	1,246,793
958,000		Chiquita Brands International, Inc.^ 8.875%, 12/01/15	852,620
2,633,000		Constellation Brands, Inc. 7.250%, 09/01/16	2,527,680
1,149,000		NBTY, Inc. 7.125%, 10/01/15	1,074,315
2,873,000		Pilgrim’s Pride Corp. 7.625%, 05/01/15	2,736,532

Principal
Amount		Value

1,197,000	Reynolds American, Inc. 7.300%, 07/15/15	$1,252,577
2,873,000	Smithfield Foods, Inc. 7.750%, 05/15/13	2,829,905

		13,899,547

	Energy (5.4%)
1,915,000	Arch Western Financial, LLC 6.750%, 07/01/13	1,862,337
2,298,000	Complete Production Services, Inc. 8.000%, 12/15/16	2,240,550
1,436,000	Comstock Resources, Inc. 6.875%, 03/01/12	1,364,200
1,915,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	1,953,300
2,298,000	Petrohawk Energy Corp. 7.125%, 04/01/12	2,194,590
1,388,000	Superior Energy Services, Inc. 6.875%, 06/01/14	1,346,360

		10,961,337

	Financials (3.8%)
958,000	Host Hotels & Resorts, Inc. 7.125%, 11/01/13	953,210
	Leucadia National Corp.
2,849,000	7.000%, 08/15/13	2,770,652
1,025,000	8.125%, 09/15/15	1,025,000
2,681,000	Nuveen Investments, Inc.* 10.500%, 11/15/15	2,613,975
335,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	333,325

		7,696,162

	Health Care (2.3%)
2,394,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	2,429,910
958,000	Community Health Systems, Inc. 8.875%, 07/15/15	968,778
144,000	DaVita, Inc. 7.250%, 03/15/15	144,000
1,235,000	Psychiatric Solutions, Inc. 7.750%, 07/15/15	1,222,650

		4,765,338

	Industrials (7.8%)
958,000	American Airlines, Inc. 7.250%, 02/05/09	953,210
958,000	Gardner Denver, Inc. 8.000%, 05/01/13	958,000
1,843,000	General Cable Corp.^ 7.125%, 04/01/17	1,764,672
1,331,000	Helix Energy Solutions Group, Inc* 9.500%, 01/15/16	1,357,620
1,436,000	IKON Office Solutions, Inc. 7.750%, 09/15/15	1,464,720
958,000	Interline Brands, Inc. 8.125%, 06/15/14	938,840
2,394,000	SPX Corp.* 7.625%, 12/15/14	2,456,842
See accompanying Notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

	Terex Corp.
1,657,000	7.375%, 01/15/14	$1,644,573
766,000	8.000%, 11/15/17	756,425
3,854,000	Wesco Distribution, Inc. 7.500%, 10/15/17	3,507,140

		15,802,042

	Information Technology (2.5%)
96,000	Avago Technologies 11.875%, 12/01/15	100,800
2,887,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	2,944,740
1,915,000	Xerox Corp. 8.000%, 02/01/27	1,922,964

		4,968,504

	Materials (2.6%)
2,394,000	Boise Cascade Company 7.125%, 10/15/14	2,292,255
565,000	Century Aluminum Company 7.500%, 08/15/14	539,575
1,436,000	Terra Industries, Inc. 7.000%, 02/01/17	1,418,050
	Union Carbide Corp.
618,000	7.875%, 04/01/23	633,574
335,000	7.500%, 06/01/25	328,903

		5,212,357

	Telecommunication Services (3.1%)
96,000	Citizens Communications Company 9.000%, 08/15/31	92,760
958,000	Leap Wireless International, Inc. 9.375%, 11/01/14	876,570
2,873,000	Qwest Communications International, Inc. 7.750%, 02/15/31	2,556,970
2,810,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	2,715,163

		6,241,463

	Utilities (0.5%)
958,000	TXU Corp.* 10.250%, 11/01/15	946,025

	TOTAL CORPORATE BONDS (Cost $111,073,553)	107,254,141

Convertible Bonds (24.6%)

	Consumer Discretionary (2.4%)
2,900,000	Amazon.com, Inc. 4.750%, 02/01/09	3,269,750
1,500,000	Ford Motor Company^ 4.250%, 12/15/36	1,505,625

		4,775,375

	Energy (3.0%)
2,000,000	Penn Virginia Corp. 4.500%, 11/15/12	2,105,000
1,600,000	Pioneer Natural Resources 2.875%, 01/15/38	1,640,000

Principal
Amount			Value

1,000,000		SeaDrill, Ltd. 3.625%, 11/08/12	$960,000
1,290,000		St. Mary Land & Exploration Company^ 3.500%, 04/01/27	1,317,412

			6,022,412

		Health Care (6.6%)
2,500,000		Cubist Pharmaceuticals, Inc. 2.250%, 06/15/13	2,259,375
4,600,000		Invitrogen Corp. 3.250%, 06/15/25	5,152,000
2,250,000		Millipore Corp. 3.750%, 06/01/26	2,385,000
430,000		Molina Healthcare, Inc.^ 3.750%, 10/01/14	453,650
3,000,000		OSI Pharmaceuticals, Inc. 3.250%, 09/08/23	3,135,000

			13,385,025

		Industrials (2.3%)
3,750,000		L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	4,739,063

		Information Technology (9.0%)
2,100,000		Blackboard, Inc. 3.250%, 07/01/27	2,071,125
1,000,000		Euronet Worldwide, Inc. 3.500%, 10/15/25	971,250
2,000,000		Informatica Corp. 3.000%, 03/15/26	2,362,500
5,100,000		Intel Corp.^ 2.950%, 12/15/35	5,100,000
		Lawson Software Americas, Inc.
2,750,000		2.500%, 04/15/12*	2,805,000
1,000,000		2.500%, 04/15/12^	1,020,000
3,200,000		VeriSign, Inc.* 3.250%, 08/15/37	3,844,000

			18,173,875

		Utilities (1.3%)
1,500,000	EUR	International Power, PLC
		1.000%, 07/20/13	2,518,221

		TOTAL CONVERTIBLE BONDS (Cost $49,408,268)	49,613,971

Synthetic Convertible Securities (2.8%)

		Corporate Bonds (2.4%)

		Consumer Discretionary (0.8%)
		Cooper Tire & Rubber Company
85,000		7.625%, 03/15/27	73,100
21,000		8.000%, 12/15/19^	19,320
		D.R. Horton, Inc.
74,000		9.750%, 09/15/10^	72,613
17,000		8.000%, 02/01/09	16,788
55,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	57,131
See accompanying Notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

134,000		Expedia, Inc. 7.460%, 08/15/18	$139,811
96,000		Ford Motor Company 7.875%, 06/15/10	90,419
102,000		GameStop Corp. 8.000%, 10/01/12	106,335
		General Motors Corp.^
106,000		7.200%, 01/15/11	97,255
8,000		7.125%, 07/15/13	6,840
		Goodyear Tire & Rubber Company
76,000		7.857%, 08/15/11	76,950
76,000		7.000%, 03/15/28	59,660
117,000		Hanesbrands, Inc.^‡ 8.204%, 12/15/14	106,470
85,000		Liberty Media Corp.^ 8.250%, 02/01/30	77,478
127,000		Mandalay Resort Group 7.625%, 07/15/13	120,333
13,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	13,325
76,000		Pinnacle Entertainment, Inc. 8.750%, 10/01/13	74,480
51,000		Pulte Homes, Inc. 8.125%, 03/01/11	50,131
117,000		Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	106,966
117,000		Service Corp. International 7.500%, 04/01/27	105,300
96,000		Warnaco Group, Inc. 8.875%, 06/15/13	98,160
42,000	GBP	Warner Music Group
		8.125%, 04/15/14	60,551

			1,629,416

		Consumer Staples (0.3%)
65,000		Alliance One International, Inc. 8.500%, 05/15/12	60,775
56,000		Chattem, Inc. 7.000%, 03/01/14	55,020
42,000		Chiquita Brands International, Inc.^ 8.875%, 12/01/15	37,380
117,000		Constellation Brands, Inc. 7.250%, 09/01/16	112,320
51,000		NBTY, Inc. 7.125%, 10/01/15	47,685
127,000		Pilgrim’s Pride Corp. 7.625%, 05/01/15	120,967
53,000		Reynolds American, Inc. 7.300%, 07/15/15	55,461
127,000		Smithfield Foods, Inc. 7.750%, 05/15/13	125,095

			614,703

		Energy (0.3%)
85,000		Arch Western Financial, LLC 6.750%, 07/01/13	82,662
102,000		Complete Production Services, Inc. 8.000%, 12/15/16	99,450

Principal
Amount		Value

64,000	Comstock Resources, Inc. 6.875%, 03/01/12	$60,800
85,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	86,700
102,000	Petrohawk Energy Corp. 7.125%, 04/01/12	97,410
62,000	Superior Energy Services, Inc. 6.875%, 06/01/14	60,140

		487,162

	Financials (0.2%)
42,000	Host Hotels & Resorts, Inc. 7.125%, 11/01/13	41,790
	Leucadia National Corp.
126,000	7.000%, 08/15/13	122,535
45,000	8.125%, 09/15/15	45,000
119,000	Nuveen Investments, Inc.* 10.500%, 11/15/15	116,025
15,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	14,925

		340,275

	Health Care (0.1%)
106,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	107,590
42,000	Community Health Systems, Inc. 8.875%, 07/15/15	42,473
6,000	DaVita, Inc. 7.250%, 03/15/15	6,000
55,000	Psychiatric Solutions, Inc. 7.750%, 07/15/15	54,450

		210,513

	Industrials (0.4%)
42,000	American Airlines, Inc. 7.250%, 02/05/09	41,790
42,000	Gardner Denver, Inc. 8.000%, 05/01/13	42,000
82,000	General Cable Corp.^ 7.125%, 04/01/17	78,515
59,000	Helix Energy Solutions Group, Inc* 9.500%, 01/15/16	60,180
64,000	IKON Office Solutions, Inc. 7.750%, 09/15/15	65,280
42,000	Interline Brands, Inc. 8.125%, 06/15/14	41,160
106,000	SPX Corp.* 7.625%, 12/15/14	108,782
	Terex Corp.
73,000	7.375%, 01/15/14	72,453
34,000	8.000%, 11/15/17	33,575
171,000	Wesco Distribution, Inc. 7.500%, 10/15/17	155,610

		699,345

	Information Technology (0.1%)
4,000	Avago Technologies 11.875%, 12/01/15	4,200
128,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	130,560
See accompanying Notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

85,000	Xerox Corp. 8.000%, 02/01/27	$85,354

		220,114

	Materials (0.1%)
106,000	Boise Cascade Company 7.125%, 10/15/14	101,495
25,000	Century Aluminum Company 7.500%, 08/15/14	23,875
64,000	Terra Industries, Inc. 7.000%, 02/01/17	63,200
	Union Carbide Corp.
27,000	7.875%, 04/01/23	27,680
15,000	7.500%, 06/01/25	14,727

		230,977

	Telecommunication Services (0.1%)
4,000	Citizens Communications Company 9.000%, 08/15/31	3,865
42,000	Leap Wireless International, Inc. 9.375%, 11/01/14	38,430
127,000	Qwest Communications International, Inc. 7.750%, 02/15/31	113,030
125,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	120,781

		276,106

	Utilities (0.0%)
42,000	TXU Corp.* 10.250%, 11/01/15	41,475

	Total Corporate Bonds	4,750,086

Number of
Contracts		Value

	Options (0.4%)

	Consumer Discretionary (0.1%)
370	Nike, Inc.# Call, 01/17/09, Strike $55.00	394,050

	Health Care (0.1%)
110	Express Scripts, Inc.# Call, 01/17/09, Strike $65.00	127,050

	Industrials (0.1%)
115	Honeywell International, Inc.# Call, 01/17/09, Strike $55.00	101,775

	Information Technology (0.1%)
35	Apple, Inc.# Call, 01/17/09, Strike $190.00	34,037
500	Cisco Systems, Inc.# Call, 01/17/09, Strike $27.50	108,750
10	Google, Inc.# Call, 01/17/09, Strike $710.00	35,750
35	Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	19,250

		197,787

Number of
Contracts		Value

	Telecommunication Services (0.0%)
20	America Movil, SA de CV# Call, 01/17/09, Strike $60.00	$18,400

	Total Options	839,062

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $5,961,661)	5,589,148

Number of
Shares			Value

Convertible Preferred Stocks (14.5%)

		Consumer Discretionary (0.5%)
12,500		Deutsche Bank (Apollo Group, Inc.)*Ψ 12.000%	995,688

		Consumer Staples (1.6%)
3,000		Bunge, Ltd. 5.125%	3,292,500

		Energy (0.5%)
7,900		Lehman Brothers Holding (Transocean, Inc.)*Ψ 12.000%	991,055

		Financials (1.7%)
20,400		Citigroup, Inc. 6.500%	1,109,250
81,500		MetLife, Inc. 6.375%	2,374,095

			3,483,345

		Health Care (1.4%)
15,000		Schering-Plough Corp. 6.000%	2,873,850

		Information Technology (2.5%)
28,600		Deutsche Bank (Nokia Corp.)*Ψ 12.000%	1,045,759
49,600		Goldman Sachs (Oracle Corp.)*Ψ≠ 12.000%	1,009,261
51,750		JP Morgan (Intel Corp.)*Ψ 12.000%	1,071,484
41,400		Morgan Stanley (Cisco Systems, Inc.)*Ψ≠ 12.000%	991,323
24,500		Morgan Stanley (Infosys Technologies, Ltd.)*Ψ≠ 12.000%	986,492

			5,104,319

		Materials (4.8%)
1,500,000	EUR	Bayer, AG 6.625%	3,291,552
40,000		Cia Vale do Rio Doce 5.500%	2,420,000
29,750		Freeport-McMoRan Copper & Gold, Inc.^ 6.750%	3,950,800

			9,662,352

See accompanying Notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

	Utilities (1.5%)
47,000	Entergy Corp. 7.625%	$3,008,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,769,305)	29,411,109

Number of
Contracts		Value

Options (0.5%)

	Financials (0.5%)
120	S & P 500 Index# Put, 03/22/08, Strike $1,450.00 (Cost $561,960)	1,037,400

Number of
Shares		Value

Investment in Affiliated Fund (1.1%)
2,152,363	Calamos Government Money Market Fund — Class I SharesΩ (Cost $2,152,363)	2,152,363

Investment of Cash Collateral for Securities on Loan (10.4%)
13,078,000	Bank of New York Institutional Cash Reserve Fund	13,078,000
8,000,000	Goldman Sachs Financial Square Prime Obligations Fund	8,000,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $21,078,000)	21,078,000

TOTAL INVESTMENTS (107.0%) (Cost $221,005,110)		216,136,132

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.4%)		(21,078,000)

OTHER ASSETS, LESS LIABILITIES (3.4%)		6,968,799

NET ASSETS (100.0%)		$202,026,931

NOTES TO SCHEDULE OF INVESTMENTS

≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Ψ	The security of the financial institution is linked to, and may be exchangeable or convertible to, the equity security shown in the parenthetical.

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net redemptions of $74,499 and received $38,714 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $2,226,862 of the affiliated fund.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $18,635,987 or 9.2% of net assets.

#	Non-income producing security.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS
EUR	European Monetary Unit
GBP	British Pound Sterling
Note: Value for Securities denominated in foreign currencies is shown in U.S. dollars. The principal amounts shown for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS TOTAL RETURN BOND FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

Commercial Mortgage Backed Securities (1.9%)
1,020,000	Bear Stearns Commercial Mortgage Securities, Inc. 4.250%, 07/11/42	$1,013,519
755,000	GS Mortgage Securities Corp. 4.600%, 08/10/38	754,318

	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,740,626)	1,767,837

Corporate Bonds (19.5%)

	Consumer Discretionary (1.5%)
500,000	Comcast Corp. 6.300%, 11/15/17	516,106
100,000	General Motors Corp. 7.200%, 01/15/11	91,750
750,000	McDonald’s Corp. 6.300%, 10/15/37	770,904

		1,378,760

	Consumer Staples (2.9%)
100,000	Del Monte Food Co. 8.625%, 12/15/12	101,500
250,000	General Mills, Inc. 5.650%, 09/10/12	259,964
600,000	Kraft Foods, Inc. 6.500%, 08/11/17	627,478
500,000	PepsiCo, Inc. 4.650%, 02/15/13	519,652
100,000	Pilgrim’s Pride Corp. 7.625%, 05/01/15	95,250
1,000,000	Tesco, PLC* 5.500%, 11/15/17	1,018,000

		2,621,844

	Energy (1.7%)
100,000	Arch Western Financial, LLC 6.750%, 07/01/13	97,250
250,000	Transocean, Inc. 5.250%, 03/15/13	258,095
600,000	Valero Energy Corp. 6.625%, 06/15/37	594,569
500,000	Virginia Electric and Power Company 5.100%, 11/30/12	516,511
100,000	Williams Companies, Inc. 7.750%, 06/15/31	109,000

		1,575,425

	Financials (4.7%)
175,000	American General Finance Corp. 5.375%, 10/01/12	175,321
1,000,000	Bank of America Corp.‡ 8.000%, 12/29/49	1,040,536
275,000	International Lease Financial Corp. 5.350%, 03/01/12	281,755

Principal
Amount		Value

1,000,000	JPMorgan Chase & Company 5.375%, 10/01/12	$1,040,082
1,000,000	Royal Bank of Scotland Group, PLC‡* 6.990%, 10/29/49	1,001,997
500,000	Sprint Capital Corp. 6.900%, 05/01/19	457,873
175,000	Swiss Re‡* 6.854%, 05/29/49	169,551
175,000	XL Capital, Ltd.‡ 6.500%, 12/31/49	138,438

		4,305,553

	Health Care (0.3%)
250,000	Johnson & Johnson 5.950%, 08/15/37	271,938

	Industrials (4.5%)
600,000	EnCana Corp. 6.625%, 08/15/37	627,055
	General Electric Capital Corp.
1,000,000	5.625%, 09/15/17	1,034,073
500,000	5.250%, 10/19/12	519,422
1,000,000	General Electric Company 5.250%, 12/06/17	1,010,729
100,000	Terex Corp. 7.375%, 01/15/14	99,250
250,000	Union Pacific Corp. 5.450%, 01/31/13	258,298
500,000	United Technologies Corp. 5.375%, 12/15/17	520,886

		4,069,713

	Information Technology (1.4%)
600,000	Cisco Systems, Inc. 5.500%, 02/22/16	621,065
600,000	International Business Machines Corp. 5.700%, 09/14/17	631,467

		1,252,532

	Telecommunication Services (1.4%)
600,000	Embarq Corp. 7.080%, 06/01/16	608,220
600,000	Time Warner Cable, Inc. 5.850%, 05/01/17	601,592
100,000	Windstream Corp. 8.625%, 08/01/16	104,000

		1,313,812

	Utilities (1.1%)
1,000,000	National Rural Utility Cooperative 5.450%, 02/01/18	1,009,117

	TOTAL CORPORATE BONDS (Cost $17,543,820)	17,798,694

U.S. Government and Agency Securities (15.2%)
	United States Treasury Bonds
2,440,000	5.250%, 02/15/29	2,732,419
1,000,000	5.000%, 05/15/37	1,107,891
See accompanying Notes to Schedule of Investments

CALAMOS TOTAL RETURN BOND FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

		United States Treasury Notes
4,000,000		3.375%, 11/30/12	$4,101,252
3,855,000		3.875%, 10/31/12	4,039,620
1,850,000		4.250%, 11/15/17	1,943,368

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $13,906,179)	13,924,550

Residential Mortgage Backed Securities (40.2%)
		Federal Home Loan Mortgage Corp. ≠
4,000,000		6.500%, 02/01/38	4,155,624
2,000,000		6.000%, 02/01/23	2,064,688
		Federal National Mortgage Association
7,000,000		6.000%, 02/01/38≠	7,182,658
4,000,000		5.500%, 02/01/38≠	4,096,876
3,000,000		5.000%, 02/01/23≠	3,040,782
2,000,000		4.500%, 02/01/23≠	2,004,376
1,919,950		6.000%, 05/01/37	1,970,733
1,797,691		5.500%, 10/01/22	1,841,825
1,490,739		5.000%, 05/01/37	1,485,056
1,490,169		5.000%, 01/01/37	1,484,476
1,218,256		6.500%, 06/01/36	1,265,006
1,000,000		7.000%, 02/01/38≠	1,052,812
		Government National Mortgage Association≠
3,000,000		6.000%, 02/01/38	3,097,968
2,000,000		5.500%, 02/01/38	2,039,062

		TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $36,476,322)	36,781,942

Sovereign (16.5%)
2,300,000	CAD	Canada Government 4.250%, 12/01/09	2,333,399
		Federal Republic of Germany
1,100,000	EUR	4.000%, 09/11/09	1,647,999
667,000	EUR	4.000%, 01/04/18	997,177
1,200,000	EUR	Government of Denmark 3.000%, 01/15/10	1,768,967
1,100,000	EUR	Government of France 4.000%, 09/12/09	1,647,302
420,000,000	JPY	Government of Japan 0.800%, 12/15/09	3,968,679
6,700,000	SEK	Kingdom of Sweden 4.000%, 12/01/09	1,061,330
1,600,000	CAD	Ontario Providence Canada 6.200%, 11/19/09	1,666,594

		TOTAL SOVEREIGN (Cost $14,768,767)	15,091,447

Number of
Shares		Value

Convertible Preferred (1.1%)

	Financials (1.1%)
40,000	Citigroup, Inc. 6.500%	$1,048,800

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,000,000)	1,048,800

Preferred Stocks (4.8%)

	Financials (4.8%)
81	Evergreen Utility & High Income Fund‡▪ 4.150%	2,025,000
93	Pimco Corporate Opportunity Fund‡ 4.350%	2,325,000

	TOTAL PREFERRED STOCKS (Cost $4,350,000)	4,350,000

Investment in Affiliated Fund (31.4%)
28,710,935	Calamos Government Money Market Fund — Class I Shares Ω (Cost $28,710,935)	28,710,935

TOTAL INVESTMENTS (130.6%) (Cost $118,496,649)		119,474,205

LIABILITIES, LESS OTHER ASSETS (-30.6%)		(28,009,514)

NET ASSETS (100.0%)		$91,464,691

NOTES TO SCHEDULE OF INVESTMENTS

≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the market value of 144A securities that could not be exchanged to the registered form is $2,189,548 or 2.4% of net assets.

▪	Subsequent to January 31, 2008, security is considered illiquid and may be difficult to sell.

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net purchases of $8,630,650, and received $175,090 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $20,080,285 of the affiliated fund.
FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
EUR	European Monetary Unit
JPY	Japanese Yen
SEK	Swedish Krona
See accompanying Notes to Schedule of Investments

CALAMOS TOTAL RETURN BOND FUND
Schedule of Investments January 31, 2008 (unaudited)
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.
See accompanying Notes to Schedule of Investments

CALAMOS TOTAL RETURN BOND FUND

FORWARD FOREIGN CURRENCY CONTRACTS — (unaudited)
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Canadian Dollar	2/28/08	3,965,129	3,946,213	$(67,289)
Euro	2/7/08	1,565,546	2,327,073	(12,858)
Euro	2/21/08	1,109,901	1,649,189	(53,033)
Euro	4/24/08	2,000,000	2,965,378	(40,844)
Japanese Yen	2/7/08	320,000,000	3,010,583	(91,580)
Swedish Krona	4/17/08	6,750,000	1,057,994	1,105

				$(264,499)

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Australian Dollar	3/20/08	1,200,000	1,069,706	$(4,060)
Euro	2/7/08	560,000	832,400	4,815
Japanese Yen	2/7/08	100,000,000	940,807	38,957
Singapore Dollar	2/21/08	2,750,000	1,942,159	35,322

				$75,034

CALAMOS GOVERNMENT MONEY MARKET FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

U.S. Government Agency Securities — Interest Bearing (55.0%)
13,816,000	Federal Agricultural Mortgage Corp.
	4.250%, 07/29/08	$13,786,543
	Federal Farm Credit Bank
48,000,000	3.040%, 03/17/09‡	48,000,000
15,000,000	3.155%, 10/27/08‡	15,000,000
15,000,000	3.030%, 03/11/09‡	15,000,000
11,000,000	2.960%, 01/23/09‡	10,991,663
10,000,000	3.080%, 09/22/08‡	10,000,000
10,000,000	3.070%, 01/14/09‡	9,999,062
10,000,000	3.045%, 09/15/09‡	9,999,221
5,000,000	2.960%, 08/07/08‡	4,996,273
1,500,000	4.200%, 07/16/08	1,494,225
1,250,000	3.360%, 07/30/08	1,239,963
	Federal Home Loan Bank
20,000,000	3.320%, 11/20/08‡	19,993,322
20,000,000	3.136%, 01/29/09‡	19,996,032
15,000,000	4.841%, 09/17/08‡	14,995,834
12,500,000	2.588%, 03/07/08‡	12,491,732
10,900,000	4.650%, 11/21/08	10,905,325
10,000,000	4.991%, 03/04/09‡	10,011,134
10,000,000	4.625%, 11/21/08	10,000,000
10,000,000	4.500%, 11/07/08	9,998,202
10,000,000	4.476%, 01/05/09‡	9,999,345
10,000,000	3.111%, 08/05/09‡	9,998,624
8,000,000	3.340%, 03/12/08‡	7,991,210
6,385,000	4.125%, 04/18/08	6,395,062
6,050,000	4.570%, 11/28/08	6,069,336
5,000,000	4.775%, 08/15/08‡	5,000,670
4,300,000	4.500%, 12/05/08	4,300,000
4,115,000	4.250%, 02/17/09	4,114,893
3,645,000	4.782%, 11/21/08‡	3,645,829
3,550,000	5.250%, 03/28/08	3,554,825
3,030,000	4.000%, 03/10/08	3,031,960
3,000,000	4.040%, 07/14/08	2,982,904
2,700,000	4.300%, 12/10/08	2,699,069
2,135,000	4.625%, 02/08/08	2,135,119
2,000,000	3.900%, 05/19/08	1,991,536
1,800,000	4.785%, 02/18/09‡	1,799,628
1,625,000	3.100%, 03/28/08	1,621,436
1,500,000	4.650%, 11/26/08	1,500,000
1,000,000	5.125%, 06/13/08	1,002,544
1,000,000	4.500%, 06/30/08	997,335
1,000,000	4.450%, 08/13/08	999,081
875,000	4.450%, 06/02/08	874,895
750,000	4.500%, 11/06/08	750,324
750,000	3.558%, 10/24/08‡	749,678
583,333	3.875%, 10/14/08	579,701
500,000	3.450%, 03/17/08	499,859
	Federal Home Loan Mortgage Corp.
14,990,000	5.125%, 04/18/08	15,041,574
12,354,000	5.750%, 04/15/08	12,386,445

Principal
Amount		Value

5,000,000	4.000%, 03/17/08	$4,991,999
2,550,000	3.550%, 01/22/09	2,552,093
1,300,000	3.875%, 06/15/08	1,296,193
700,000	4.000%, 05/23/08	697,348
700,000	3.370%, 04/28/08	696,941
600,000	4.450%, 03/06/08	599,536
545,000	3.100%, 07/15/08	539,872
500,000	3.250%, 03/14/08	498,866
	Federal National Mortgage Association
9,264,000	6.000%, 05/15/08	9,302,235
7,400,000	3.350%, 04/28/08	7,370,972
5,176,000	4.200%, 03/24/08	5,171,131
5,000,000	4.000%, 06/23/08	4,985,114
5,000,000	3.060%, 01/23/09‡	4,999,488
3,968,000	3.875%, 07/15/08	3,954,707
3,695,000	2.500%, 06/15/08	3,668,179
2,000,000	4.000%, 02/22/08	1,999,909
1,500,000	4.250%, 05/23/08	1,497,819
1,235,000	4.875%, 04/10/08	1,233,948
1,100,000	5.250%, 06/15/08	1,108,219

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES — INTEREST BEARING (Cost $418,775,982)	418,775,982

U.S. Government Agency Securities — Discount Notes (4.8%)
10,000,000	Federal Agricultural Mortgage Corp.@
	4.106%, 04/01/08	9,932,500
	Federal National Mortgage Association@
13,550,000	4.309%, 04/02/08	13,452,421
13,400,000	4.281%, 04/30/08	13,260,117

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES — DISCOUNT NOTES (Cost $36,645,038)	36,645,038

Repurchase Agreements (39.7%)
25,000,000	Barclays Capital, Inc. 4.500%, dated 11/09/07, due 02/07/08, repurchase price $25,281,250, collateralized by Federal Home Loan Mortgage Corp., 5.000%, 02/01/37 with a value of $25,000,000	25,000,000
25,000,000	Barclays Capital, Inc. 4.500%, dated 11/30/07, due 02/28/08, repurchase price $25,281,250, collateralized by Federal Home Loan Mortgage Corp., 5.000%, 02/01/37 with a value of $25,000,000	25,000,000
See accompanying Notes to Schedule of Investments

CALAMOS GOVERNMENT MONEY MARKET FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

25,000,000	Barclays Capital, Inc. 4.300%, dated 01/08/08, due 02/11/08, repurchase price $25,101,528, collateralized by Federal Home Loan Mortgage Corp., 5.000%, 02/01/37 with a value of $25,000,000	$25,000,000
25,000,000	Barclays Capital, Inc. 4.150%, dated 01/09/08, due 03/11/08, repurchase price $25,178,681, collateralized by Federal Home Loan Mortgage Corp., 5.000%, 02/01/37 with a value of $25,000,000	25,000,000
25,000,000	Barclays Capital, Inc. 3.450%, dated 01/22/08, due 02/29/08, repurchase price $25,091,042, collateralized by Federal Home Loan Mortgage Corp., 5.000%, 02/01/37 with a value of $25,000,000	25,000,000
45,000,000	Deutsche Bank, AG 3.100%, dated 01/31/08, due 02/01/08, repurchase price $45,003,875, collateralized by various U.S. Government Agency Securities 0.000% — 7.000%, 11/01/22 — 09/01/37 with a value of $45,000,000	45,000,000
42,100,000	Deutsche Bank, AG 3.500%, dated 01/31/08, due 02/01/08, repurchase price $42,104,093, collateralized by various U.S. Government Agency Securities 0.000% — 7.000%, 11/01/22 — 09/01/37 with a value of $42,100,000	42,100,000
25,000,000	Deutsche Bank, AG 4.550%, dated 12/03/07, due 03/03/08, repurchase price $25,287,535, collateralized by various U.S. Government Agency Securities 0.000% — 7.000%, 11/01/22 — 09/01/37 with a value of $25,000,000	25,000,000
25,000,000	Deutsche Bank, AG 4.070%, dated 01/11/08, due 03/17/08, repurchase price $25,186,542, collateralized by various U.S. Government Agency Securities 0.000% — 7.000%, 11/01/22 — 09/01/37 with a value of $25,000,000	25,000,000

Principal
Amount		Value

20,000,000	Deutsche Bank, AG 4.550%, dated 11/28/07, due 02/26/08, repurchase price $20,227,500, collateralized by various U.S. Government Agency Securities 0.000% — 7.000%, 11/01/22 — 09/01/37 with a value of $20,000,000	$20,000,000
20,000,000	Deutsche Bank, AG 4.520%, dated 11/27/07, due 02/25/08, repurchase price $20,226,000, collateralized by various U.S. Government Agency Securities 0.000% — 7.000%, 11/01/22 — 09/01/37 with a value of $20,000,000	20,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $302,100,000)	302,100,000

TOTAL INVESTMENTS (99.5%) (Cost $757,521,020)		$757,521,020

OTHER ASSETS, LESS LIABILITIES (0.5%)		3,901,598

NET ASSETS (100.0%)		$761,422,618

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

@	Annualized yield at time of purchase; not a coupon rate
See accompanying Notes to Schedule of Investments

NOTE 1
Organization. Calamos Investment Trust, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of thirteen series, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund, Total Return Bond Fund and Government Money Market Fund (the “Funds”). Each Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust currently offers Class A, Class B, Class C, Class R and Class I shares of each of the Funds except Government Money Market Fund, which offers Class I shares only. Global Equity Fund and Class R shares for all series commenced operations on March 1, 2007. The Government Money Market Fund and Total Return Bond Fund commenced operations on May 16, 2007 and June 27, 2007, respectively. The Convertible Fund is closed to all new investments, subject to the exceptions enumerated in the Prospectus.
Portfolio Valuation. The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
Pursuant to Rule 2a-7 of the 1940 Act, the Government Money Market Fund values its portfolio securities on an amortized cost basis. The amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the Government Money Market Fund’s net asset value is affected by any unrealized appreciation or depreciation of the portfolio. The board of trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the Government Money Market Fund’s portfolio securities.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis as of January 31, 2008.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements. Repurchase agreements are transactions in which a fund purchases a security and simultaneously agrees to resell it to the vendor (usually a bank or broker-dealer) at an agreed upon future date and price. The Government Money Market Fund requires that its custodian or sub-custodian maintain collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of the repurchase agreement. The Government Money Market Fund may only enter into repurchase agreements that are fully collateralized by obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities.
NOTE 2
Investments. The following information is presented on a federal income tax basis as of January 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.
The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows:

	Growth	Growth and	Value	Blue Chip	Multi-Fund
	Fund	Income Fund	Fund	Fund	Blend
Cost basis of investments	$15,375,116,014	$6,121,411,923	$117,876,118	$153,622,348	$38,281,240

Gross unrealized appreciation	$2,883,169,724	$595,801,901	$13,995,396	$22,860,609	$139,857
Gross unrealized depreciation	$(785,997,095)	$(234,279,805)	$(4,200,229)	$(7,211,432)	$(2,565,887)

Net unrealized appreciation (depreciation)	$2,097,172,629	$361,522,096	$9,795,167	$15,649,177	$(2,426,030)

	Global Growth	International	Global Equity
	and Income Fund	Growth Fund	Fund	Convertible Fund
Cost basis of investments	$1,327,312,829	$443,420,012	$49,352,965	$735,624,360

Gross unrealized appreciation	$134,776,722	$69,689,824	$5,182,433	$55,878,728
Gross unrealized depreciation	$(56,121,149)	$(21,249,634)	$(3,022,556)	$(14,814,883)

Net unrealized appreciation (depreciation)	$78,655,573	$48,440,190	$2,159,877	$41,063,845

	Market Neutral		Total Return	Government
	Income Fund	High Yield Fund	Bond Fund	Money Market Fund
Cost basis of investments	$1,667,347,491	$221,869,912	$118,322,218	$757,521,020

Gross unrealized appreciation	$60,140,436	$3,099,198	$1,170,735	$—
Gross unrealized depreciation	$(125,096,371)	$(8,832,978)	$(18,748)	$—

Net unrealized appreciation (depreciation)	$(64,955,935)	$(5,733,780)	$1,151,987	$—

NOTE 3
Short Sales. Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
NOTE 4
Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. The counterparties to all forward foreign currency contracts at January 31, 2008, were multinational banks.

NOTE 5
Synthetic Convertible Instruments. The Funds may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Funds may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.
NOTE 6
Securities Lending. The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At January 31, 2008, the Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, Convertible Fund, and High Yield Fund had securities valued at $3,347,516,394; $746,966,562; $14,215,052; $22,907,802; $118,234,437; $134,977,511; $20,605,083, respectively, on loan to broker-dealers and banks and had $3,369,054,000; $753,748,000; $14,199,000; $23,096,000; $120,107,000; $137,174,000; $21,078,000, respectively, in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust
By:	/s/ John P. Calamos, Sr.
	Name:	John P. Calamos, Sr.
	Title:	Principal Executive Officer
	Date:	March 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust
By:	/s/ John P. Calamos, Sr.
	Name:	John P. Calamos, Sr.
	Title:	Principal Executive Officer
	Date:	March 24, 2008

By:	/s/ Nimish S. Bhatt
	Name:	Nimish S. Bhatt
	Title:	Principal Financial Officer
	Date:	March 24, 2008